BNY Mellon Emerging Markets Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2%
Australia — .0%
MMG Ltd.(a),(b)	24,000	25,679
Yancoal Australia Ltd.	2,693	10,535
		36,214
Brazil — 2.9%
Ambev SA	30,356	95,358
Axia Energia SA	9,180	95,817
B3 SA - Brasil Bolsa Balcao	35,724	110,604
Banco Bradesco SA	10,117	31,741
Banco BTG Pactual SA	8,276	92,376
Banco do Brasil SA	11,546	48,269
Banco Santander Brasil SA	2,297	12,980
BB Seguridade Participacoes SA	4,756	38,474
Caixa Seguridade Participacoes SA	4,320	17,176
Cia de Saneamento Basico do Estado de Sao Paulo	17,772	96,369
Cia Paranaense de Energia - Copel	10,073	29,442
CPFL Energia SA	1,324	12,026
CSN Mineracao SA	3,408	3,844
Embraer SA	4,733	81,075
Energisa SA	2,008	19,736
Eneva SA(a)	6,567	34,123
Engie Brasil Energia SA	1,946	11,414
Equatorial SA	8,766	66,616
Itau Unibanco Holding SA	4,014	36,066
Klabin SA	6,801	24,430
Localiza Rent a Car SA	6,259	46,542
Motiva Infraestrutura de Mobilidade SA	7,603	22,058
NU Holdings Ltd., Cl. A(a)	26,487	379,559
Petroleo Brasileiro SA	25,851	250,387
Porto Seguro SA	783	8,469
PRIO SA(a)	5,669	68,120
Raia Drogasil SA	8,815	32,236
Rede D’Or Sao Luiz SA(c)	4,557	30,917
Rumo SA	8,036	22,808
StoneCo Ltd., Cl. A	1,647	18,735
Suzano SA	4,836	41,291
Telefonica Brasil SA	4,780	30,812
TIM SA	5,600	21,372
TOTVS SA	3,394	20,796
Ultrapar Participacoes SA	5,177	33,595
Vale SA	27,230	409,148
Vibra Energia SA	8,321	58,944
WEG SA	10,427	97,361
XP, Inc., Cl. A	2,563	43,725
		2,594,811
Canada — .0%
China Gold International Resources Corp. Ltd.	1,600	35,891
Chile — .4%
Banco de Chile	290,107	60,526

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Chile — .4% (continued)
Banco de Credito e Inversiones SA	673	48,492
Banco Itau Chile SA	280	6,333
Banco Santander Chile	379,113	33,070
Cencosud SA	9,100	19,160
Cencosud Shopping SA	5,241	13,180
Empresas CMPC SA	13,539	15,384
Empresas Copec SA	2,991	20,456
Enel Americas SA	105,123	9,962
Enel Chile SA	195,998	17,308
Falabella SA	8,416	56,344
Latam Airlines Group SA	2,421,633	64,526
Plaza SA	2,976	12,084
Quinenco SA	1,984	9,530
		386,355
China — 18.5%
360 Security Technology, Inc., Cl. A	3,300	4,563
37 Interactive Entertainment Network Technology Group Co. Ltd., Cl. A	1,500	4,426
3SBio, Inc.(c)	14,500	30,917
AAC Technologies Holdings, Inc.	6,000	29,489
Accelink Technologies Co. Ltd., Cl. A(a)	600	14,374
Advanced Micro-Fabrication Equipment, Inc. China, Cl. A	506	25,797
AECC Aero-Engine Control Co. Ltd., Cl. A	1,600	4,297
AECC Aviation Power Co. Ltd., Cl. A	1,600	8,233
Agricultural Bank of China Ltd., Cl. A	39,200	40,086
Agricultural Bank of China Ltd., Cl. H	216,000	173,811
Aier Eye Hospital Group Co. Ltd., Cl. A	4,200	5,652
Air China Ltd., Cl. A(a)	3,600	3,335
Air China Ltd., Cl. H(a)	18,000	9,802
Aisino Corp., Cl. A(a)	2,700	2,797
Akeso, Inc.(a),(c)	4,000	47,924
Aluminum Corp. of China Ltd., Cl. A	7,700	10,921
Aluminum Corp. of China Ltd., Cl. H	28,000	30,208
Amlogic Shanghai Co. Ltd., Cl. A	132	1,905
Andon Health Co. Ltd., Cl. A	800	8,117
Angang Steel Co. Ltd., Cl. A(a)	11,900	3,615
Angel Yeast Co. Ltd., Cl. A	500	3,106
Anhui Conch Cement Co. Ltd., Cl. A	1,800	4,951
Anhui Conch Cement Co. Ltd., Cl. H	8,000	18,863
Anhui Expressway Co. Ltd., Cl. H	4,000	7,988
Anhui Gujing Distillery Co. Ltd., Cl. A	200	2,814
Anhui Gujing Distillery Co. Ltd., Cl. B	800	6,467
Anhui Jianghuai Automobile Group Corp. Ltd., Cl. A(a)	800	3,115
Anhui Kouzi Distillery Co. Ltd., Cl. A	600	1,853
Anhui Tongguan Copper Foil Group Co. Ltd., Cl. A	200	2,449
Anhui Yingjiagongjiu Co. Ltd., Cl. A	700	4,032
Anjoy Foods Group Co. Ltd., Cl. H	500	4,795
Anker Innovations Technology Co. Ltd., Cl. A	320	5,786
ANTA Sports Products Ltd.	8,400	84,572
Ascentage Pharma Group International(a),(c)	1,800	7,759
Asia - Potash International Investment Guangzhou Co. Ltd., Cl. A	300	2,306
ASR Microelectronics Co. Ltd., Cl. A(a)	112	1,555

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Asymchem Laboratories Tianjin Co. Ltd., Cl. A	240	5,430
Asymchem Laboratories Tianjin Co. Ltd., Cl. H(c)	140	1,987
Atour Lifestyle Holdings Ltd., ADR	476	16,341
Autohome, Inc., ADR	242	5,619
Avary Holding Shenzhen Co. Ltd., Cl. A	900	10,871
AviChina Industry & Technology Co. Ltd., Cl. H	18,000	6,909
BAIC BluePark New Energy Technology Co. Ltd., Cl. A(a)	3,500	3,123
BAIC Foton Motor Co. Ltd., Cl. A(a)	6,800	3,174
Baidu, Inc., Cl. A(a)	15,150	204,599
Baiyin Nonferrous Group Co. Ltd., Cl. A(a)	2,400	1,775
Bank of Beijing Co. Ltd., Cl. A	8,800	6,808
Bank of Changsha Co. Ltd., Cl. A	3,300	4,661
Bank of Chengdu Co. Ltd., Cl. A	2,400	6,580
Bank of China Ltd., Cl. A	17,300	15,537
Bank of China Ltd., Cl. H	467,000	328,143
Bank of Chongqing Co. Ltd., Cl. A	3,700	6,262
Bank of Communications Co. Ltd., Cl. A	22,700	24,155
Bank of Communications Co. Ltd., Cl. H	46,000	44,348
Bank of Guiyang Co. Ltd., Cl. A	1,300	1,114
Bank of Hangzhou Co. Ltd., Cl. A	2,800	6,826
Bank of Jiangsu Co. Ltd., Cl. A	9,200	16,130
Bank of Nanjing Co. Ltd., Cl. A	5,900	10,169
Bank of Ningbo Co. Ltd., Cl. A	3,300	15,591
Bank of Shanghai Co. Ltd., Cl. A	3,300	4,622
Bank of Suzhou Co. Ltd., Cl. A	3,600	4,530
Baoshan Iron & Steel Co. Ltd., Cl. A	10,700	9,721
BBMG Corp., Cl. H	63,000	4,740
Beijing Capital Eco-Environment Protection Group Co. Ltd., Cl. A	8,700	3,804
Beijing Compass Technology Development Co. Ltd., Cl. A	245	2,992
Beijing Dabeinong Technology Group Co. Ltd., Cl. A	2,400	1,085
Beijing Easpring Material Technology Co. Ltd., Cl. A	400	2,465
Beijing Geekplus Technology Co. Ltd., Cl. H(a)	4,600	5,643
Beijing Kingsoft Office Software, Inc., Cl. A	174	6,952
Beijing New Building Materials PLC, Cl. A	1,400	4,000
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl. A	800	1,409
Beijing Shiji Information Technology Co. Ltd., Cl. A	1,890	2,386
Beijing Tiantan Biological Products Corp. Ltd., Cl. A	340	646
Beijing Tong Ren Tang Co. Ltd., Cl. A	1,900	7,411
Beijing United Information Technology Co. Ltd., Cl. A(a)	700	2,000
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Cl. A(a)	800	3,628
Beijing Yanjing Brewery Co. Ltd., Cl. A	300	574
Beijing-Shanghai High Speed Railway Co. Ltd., Cl. A	21,200	16,118
Bethel Automotive Safety Systems Co. Ltd., Cl. A	828	3,206
Bilibili, Inc., Cl. Z(a)	2,040	38,424
Biwin Storage Technology Co. Ltd., Cl. A	258	8,641
Bloks Group Ltd.(a)	300	1,980
Bloomage Biotechnology Corp. Ltd., Cl. A	92	546
Bluefocus Intelligent Communications Group Co. Ltd., Cl. A	2,120	4,509
BOC International China Co. Ltd., Cl. A	2,100	3,682
BOE Technology Group Co. Ltd., Cl. A	15,900	12,984
BTG Hotels Group Co. Ltd., Cl. A	800	1,483

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Busy Ming Group Co. Ltd., Cl. H(a)	400	19,700
BYD Co. Ltd., Cl. A	2,800	39,741
BYD Co. Ltd., Cl. H	25,200	302,563
By-health Co. Ltd., Cl. A	2,000	3,094
Caida Securities Co. Ltd., Cl. A	4,800	4,567
Caitong Securities Co. Ltd., Cl. A	2,500	3,105
CALB Group Co. Ltd., Cl. H(a),(c)	2,400	5,175
Cambricon Technologies Corp. Ltd., Cl. A	238	39,011
Canmax Technologies Co. Ltd., Cl. A(a)	100	804
Capital Securities Co. Ltd., Cl. A	200	434
Cathay Biotech, Inc., Cl. A	150	1,012
CCCC Design & Consulting Group Co. Ltd., Cl. A	400	314
CCOOP Group Co. Ltd., Cl. A(a)	14,200	2,988
CECEP Solar Energy Co. Ltd., Cl. A	10,200	6,848
CECEP Wind-Power Corp., Cl. A	3,400	1,784
CGN Power Co. Ltd., Cl. A	2,700	1,653
CGN Power Co. Ltd., Cl. H(c)	77,000	28,378
Changchun High-Tech Industry Group Co. Ltd., Cl. A	300	3,601
Changjiang Securities Co. Ltd., Cl. A	4,300	5,481
Chaozhou Three-Circle Group Co. Ltd., Cl. A	1,700	28,137
Chery Automobile Co. Ltd., Cl. H	2,400	8,166
Chifeng Jilong Gold Mining Group Ltd., Cl. H	1,200	5,108
China Baoan Group Co. Ltd., Cl. A	2,600	3,033
China Cinda Asset Management Co. Ltd., Cl. H	64,000	8,080
China CITIC Bank Corp. Ltd., Cl. H	63,000	62,103
China CITIC Financial Asset Management Co. Ltd., Cl. H(a),(c)	97,000	7,298
China Coal Energy Co. Ltd., Cl. A	3,600	7,363
China Coal Energy Co. Ltd., Cl. H	13,000	17,755
China Communications Services Corp. Ltd., Cl. H	26,000	14,158
China Construction Bank Corp., Cl. A	8,800	14,150
China Construction Bank Corp., Cl. H	659,000	773,999
China CSSC Holdings Ltd., Cl. A	3,500	18,248
China Eastern Airlines Corp. Ltd., Cl. A(a)	8,500	4,711
China Eastern Airlines Corp. Ltd., Cl. H(a)	14,000	5,856
China Energy Engineering Corp. Ltd., Cl. A	20,700	7,976
China Energy Engineering Corp. Ltd., Cl. H	44,000	6,172
China Everbright Bank Co. Ltd., Cl. A	19,500	9,161
China Everbright Bank Co. Ltd., Cl. H	54,000	21,967
China Feihe Ltd.(c)	25,000	10,489
China Galaxy Securities Co. Ltd., Cl. A	2,500	4,679
China Galaxy Securities Co. Ltd., Cl. H	22,500	21,835
China Great Wall Securities Co. Ltd., Cl. A	3,500	4,316
China Greatwall Technology Group Co. Ltd., Cl. A(a)	2,100	4,276
China Hongqiao Group Ltd.	22,000	68,848
China International Capital Corp. Ltd., Cl. A	1,400	7,328
China International Capital Corp. Ltd., Cl. H(c)	10,000	27,545
China International Marine Containers Group Co. Ltd., Cl. A	3,700	4,754
China International Marine Containers Group Co. Ltd., Cl. H	2,900	2,811
China Jushi Co. Ltd., Cl. A	2,100	11,777
China Life Insurance Co. Ltd., Cl. A	1,200	7,028
China Life Insurance Co. Ltd., Cl. H	47,000	175,015

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
China Literature Ltd.(a),(c)	3,600	9,283
China Longyuan Power Group Corp. Ltd., Cl. H	23,000	16,924
China Merchants Bank Co. Ltd., Cl. A	10,000	58,718
China Merchants Bank Co. Ltd., Cl. H	26,000	168,767
China Merchants Energy Shipping Co. Ltd., Cl. A	2,800	6,967
China Merchants Expressway Network & Technology Holdings Co. Ltd., Cl. A	2,700	4,045
China Merchants Securities Co. Ltd., Cl. A	2,600	6,778
China Merchants Securities Co. Ltd., Cl. H(c)	2,600	4,831
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Cl. A	3,500	3,605
China Minsheng Banking Corp. Ltd., Cl. A	18,400	9,871
China Minsheng Banking Corp. Ltd., Cl. H	48,000	22,220
China National Building Material Co. Ltd., Cl. H	32,000	15,221
China National Chemical Engineering Co. Ltd., Cl. A	5,200	6,042
China National Nuclear Power Co. Ltd., Cl. A	9,200	12,353
China National Software & Service Co. Ltd., Cl. A(a)	90	439
China Nonferrous Mining Corp. Ltd.	12,000	22,572
China Northern Rare Earth Group High-Tech Co. Ltd., Cl. A	1,700	10,002
China Oilfield Services Ltd., Cl. A	1,300	2,433
China Oilfield Services Ltd., Cl. H	12,000	10,835
China Pacific Insurance Group Co. Ltd., Cl. A	3,500	16,785
China Pacific Insurance Group Co. Ltd., Cl. H	16,600	64,693
China Petroleum & Chemical Corp., Cl. A	16,700	13,018
China Petroleum & Chemical Corp., Cl. H	152,000	85,870
China Railway Group Ltd., Cl. A	8,800	6,012
China Railway Group Ltd., Cl. H	32,000	14,732
China Railway Signal & Communication Corp. Ltd., Cl. A	3,405	2,579
China Railway Signal & Communication Corp. Ltd., Cl. H(c)	13,000	5,587
China Reinsurance Group Corp., Cl. H	52,000	9,085
China Resources Beverage Holdings Co. Ltd.	3,800	3,925
China Resources Microelectronics Ltd., Cl. A	278	2,237
China Resources Mixc Lifestyle Services Ltd.(c)	4,400	22,400
China Resources Pharmaceutical Group Ltd.(c)	11,500	7,113
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Cl. A	600	2,295
China Science Publishing & Media Ltd., Cl. A	100	293
China Shenhua Energy Co. Ltd., Cl. A	2,300	15,574
China Shenhua Energy Co. Ltd., Cl. H	23,500	130,243
China Southern Airlines Co. Ltd., Cl. A(a)	3,200	2,490
China Southern Airlines Co. Ltd., Cl. H(a)	14,000	6,284
China Southern Power Grid Energy Storage Co. Ltd., Cl. A	3,300	6,294
China State Construction Engineering Corp. Ltd., Cl. A	20,700	14,419
China Suntien Green Energy Corp. Ltd., Cl. H	17,000	7,132
China Three Gorges Renewables Group Co. Ltd., Cl. A	14,000	8,092
China Tourism Group Duty Free Corp. Ltd., Cl. A	700	6,018
China Tourism Group Duty Free Corp., Ltd., Cl. H(c)	800	5,468
China Tower Corp. Ltd., Cl. H(c)	33,900	43,361
China Tungsten And Hightech Materials Co. Ltd., Cl. A	800	5,870
China United Network Communications Ltd., Cl. A	14,700	9,716
China Vanke Co. Ltd., Cl. A(a)	3,600	1,782
China Vanke Co. Ltd., Cl. H(a)	1,700	538
China XD Electric Co. Ltd., Cl. A	3,300	6,524
China Yangtze Power Co. Ltd., Cl. A	9,900	42,681

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
China Zhenhua Group Science & Technology Co. Ltd., Cl. A	200	1,214
China Zheshang Bank Co. Ltd., Cl. A	17,400	7,813
China Zheshang Bank Co. Ltd., Cl. H	12,000	3,657
Chongqing Afari Technology Co. Ltd., Cl. A(a)	2,300	2,839
Chongqing Brewery Co. Ltd., Cl. A	300	2,068
Chongqing Changan Automobile Co. Ltd., Cl. A	3,586	4,183
Chongqing Changan Automobile Co. Ltd., Cl. B	13,550	6,186
Chongqing Polycomp International Corp., Cl. A	1,300	6,163
Chongqing Rural Commercial Bank Co. Ltd., Cl. A	800	801
Chongqing Rural Commercial Bank Co. Ltd., Cl. H	15,000	12,548
Chongqing Zhifei Biological Products Co. Ltd., Cl. A(a)	1,300	2,512
Chuangxin Industries Holdings Ltd.	1,500	3,193
CICT Mobile Communication Technology Co. Ltd., Cl. A(a)	1,600	2,808
CIG Shanghai Co. Ltd., Cl. H	650	5,541
CITIC Ltd.	34,000	53,634
Citic Pacific Special Steel Group Co. Ltd., Cl. A	1,300	2,886
CITIC Securities Co. Ltd., Cl. A	4,435	18,686
CITIC Securities Co. Ltd., Cl. H	12,500	43,550
CMOC Group Ltd., Cl. A	7,800	22,565
CMOC Group Ltd., Cl. H	24,000	51,694
CNGR Advanced Material Co. Ltd., Cl. A	420	2,533
CNPC Capital Co. Ltd., Cl. A	3,200	3,415
Contemporary Amperex Technology Co. Ltd., Cl. A	1,900	111,310
Contemporary Amperex Technology Co. Ltd., Cl. H	800	63,507
COSCO SHIPPING Development Co. Ltd., Cl. A	11,400	4,173
COSCO SHIPPING Development Co. Ltd., Cl. H	27,000	3,202
COSCO Shipping Energy Transportation Co. Ltd., Cl. A	4,000	10,001
COSCO Shipping Energy Transportation Co. Ltd., Cl. H	8,000	14,191
COSCO SHIPPING Holdings Co. Ltd., Cl. A	6,300	14,593
COSCO SHIPPING Holdings Co. Ltd., Cl. H	17,000	34,188
Country Garden Services Holdings Co. Ltd.	16,000	11,426
CRRC Corp. Ltd., Cl. A	12,300	11,229
CRRC Corp. Ltd., Cl. H	33,000	22,136
CSC Financial Co. Ltd., Cl. A	1,300	4,965
CSC Financial Co. Ltd., Cl. H(c)	7,000	10,516
CSI Solar Co. Ltd., Cl. A	1,215	1,889
CSPC Innovation Pharmaceutical Co. Ltd., Cl. A(a)	400	2,254
CSSC Science & Technology Co. Ltd., Cl. A(a)	2,200	2,967
Dajin Heavy Industry Co. Ltd., Cl. A	300	1,752
Daqin Railway Co. Ltd., Cl. A	7,500	5,524
DaShenLin Pharmaceutical Group Co. Ltd., Cl. A	1,400	3,911
Datang International Power Generation Co. Ltd., Cl. A	5,200	4,555
Datang International Power Generation Co. Ltd., Cl. H	8,000	2,571
Dazhong Mining Co. Ltd., Cl. A	600	2,306
DHC Software Co. Ltd., Cl. A	2,200	2,361
Do-Fluoride New Materials Co. Ltd., Cl. A	1,300	6,057
Dong-E-E-Jiao Co. Ltd., Cl. A	300	2,428
Dongfang Electric Corp. Ltd., Cl. A	1,300	4,836
Dongfang Electric Corp. Ltd., Cl. H	3,600	9,880
Dongguan Yiheda Automation Co. Ltd., Cl. A	100	367
Dongxing Securities Co. Ltd., Cl. A	2,200	4,509

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Duality Biotherapeutics, Inc.(a)	300	6,955
East Buy Holding Ltd.(a),(c)	2,500	6,835
East Money Information Co. Ltd., Cl. A	7,500	22,419
Eastern Air Logistics Co. Ltd., Cl. A	100	253
Eastroc Beverage Group Co. Ltd., Cl. A	299	6,022
Eastroc Beverage Group Co. Ltd., Cl. H	300	4,782
Easyhome New Retail Group Co. Ltd., Cl. A(a)	300	101
Ecovacs Robotics Co. Ltd., Cl. A	300	2,697
Empyrean Technology Co. Ltd., Cl. A	200	2,591
ENN Energy Holdings Ltd.	4,600	27,536
ENN Natural Gas Co. Ltd., Cl. A	1,700	4,485
Eoptolink Technology, Inc. Ltd., Cl. A	560	32,866
Eve Energy Co. Ltd., Cl. A	800	6,433
Everbright Securities Co. Ltd., Cl. A	2,600	5,703
FAW Jiefang Group Co. Ltd., Cl. A	6,400	6,165
Flat Glass Group Co. Ltd., Cl. A	700	1,046
Flat Glass Group Co. Ltd., Cl. H	4,000	3,545
Focus Media Information Technology Co. Ltd., Cl. A	6,200	5,164
Foshan Haitian Flavouring & Food Co. Ltd., Cl. A	2,082	11,861
Foshan Haitian Flavouring & Food Co. Ltd., Cl. H	1,800	7,547
Founder Securities Co. Ltd., Cl. A	5,400	5,682
Foxconn Industrial Internet Co. Ltd., Cl. A	4,600	38,654
Fujian Funeng Co. Ltd., Cl. A	4,800	7,726
Fujian Sunner Development Co. Ltd., Cl. A	200	496
Full Truck Alliance Co. Ltd., ADR	5,329	50,572
Fuyao Glass Industry Group Co. Ltd., Cl. A	800	7,078
Fuyao Glass Industry Group Co. Ltd., Cl. H(c)	4,400	33,330
GalaxyCore, Inc., Cl. A(a)	832	1,840
Gan & Lee Pharmaceuticals Co. Ltd., Cl. A	800	8,149
Ganfeng Lithium Co. Ltd., Cl. A	600	4,420
Ganfeng Lithium Co. Ltd., Cl. H(c)	3,360	15,777
GD Power Development Co. Ltd., Cl. A	6,000	4,517
GDS Holdings Ltd., Cl. A(a)	8,100	32,125
GEM Co. Ltd., Cl. A	2,400	2,383
Genscript Biotech Corp.(a)	8,000	18,425
Geovis Technology Co. Ltd., Cl. A	400	1,987
GF Securities Co. Ltd., Cl. A	3,800	12,029
GF Securities Co. Ltd., Cl. H	6,800	14,811
Giant Biogene Holding Co. Ltd.(c)	3,000	11,776
Giant Network Group Co. Ltd., Cl. A	800	3,471
GigaDevice Semiconductor, Inc., Cl. A	280	15,711
GigaDevice Semiconductor, Inc., Cl. H	200	11,707
Glodon Co. Ltd., Cl. A	1,600	2,229
GoerTek, Inc., Cl. A	800	2,739
Goldwind Science & Technology Co. Ltd., Cl. A	1,800	4,906
Goldwind Science & Technology Co. Ltd., Cl. H	4,400	5,471
Goneo Group Co. Ltd., Cl. A	112	693
Gotion High-tech Co. Ltd., Cl. A	1,300	5,501
Grace Fabric Technology Co. Ltd., Cl. A	100	1,899
Great Wall Motor Co. Ltd., Cl. A	200	498
Great Wall Motor Co. Ltd., Cl. H	19,500	22,580

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Gree Electric Appliances, Inc. of Zhuhai, Cl. A	3,200	20,061
Greenland Holdings Corp. Ltd., Cl. A(a)	5,500	1,060
Greentown China Holdings Ltd.(a)	8,500	7,729
GRG Banking Equipment Co. Ltd., Cl. A	1,600	2,428
Guangdong Haid Group Co. Ltd., Cl. A	800	5,864
Guangdong HEC Technology Holding Co. Ltd., Cl. A(a)	1,300	5,464
Guanghui Energy Co. Ltd., Cl. A	1,800	1,454
Guangshen Railway Co. Ltd., Cl. H	10,000	2,920
Guangzhou Automobile Group Co. Ltd., Cl. H(a)	16,000	4,795
Guangzhou Baiyun International Airport Co. Ltd., Cl. A	3,900	4,583
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. A	300	991
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. H	4,000	8,136
Guangzhou Haige Communications Group, Inc. Co., Cl. A	2,400	3,557
Guangzhou Shiyuan Electronic Technology Co. Ltd., Cl. A	1,300	8,706
Guangzhou Tinci Materials Technology Co. Ltd., Cl. A	900	4,767
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Cl. A	3,500	4,077
Guming Holdings Ltd.	3,600	10,734
Guolian Minsheng Securities Co. Ltd., Cl. A	8,300	11,083
Guosen Securities Co. Ltd., Cl. A	3,200	4,894
Guotai Haitong Securities Co. Ltd.	5,300	14,421
Guotai Haitong Securities Co. Ltd., Cl. H(c)	15,600	29,702
Guoyuan Securities Co. Ltd., Cl. A	3,400	3,699
H World Group Ltd.	12,800	54,324
Haidilao International Holding Ltd.(c)	16,000	24,260
Haier Smart Home Co. Ltd., Cl. A	2,600	8,936
Haier Smart Home Co. Ltd., Cl. H	15,400	44,384
Hainan Airlines Holding Co. Ltd., Cl. A(a)	16,700	3,391
Hainan Airport Infrastructure Co. Ltd., Cl. A	9,300	4,038
Haitian International Holdings Ltd.	5,000	13,275
Hangcha Group Co. Ltd., Cl. A	300	1,249
Hangzhou Binjiang Real Estate Group Co. Ltd., Cl. A	3,400	4,676
Hangzhou Chang Chuan Technology Co. Ltd., Cl. A	200	7,696
Hangzhou First Applied Material Co. Ltd., Cl. A	1,679	3,650
Hangzhou Lion Electronics Co. Ltd., Cl. A	200	1,100
Hangzhou Robam Appliances Co. Ltd., Cl. A	1,900	4,488
Hangzhou Silan Microelectronics Co. Ltd., Cl. A	1,400	5,863
Hangzhou Tigermed Consulting Co. Ltd., Cl. A	700	5,186
Hangzhou Tigermed Consulting Co. Ltd., Cl. H(c)	800	3,848
Han’s Laser Technology Industry Group Co. Ltd., Cl. A	400	5,010
Hansoh Pharmaceutical Group Co. Ltd.(c)	8,000	32,830
Haohua Chemical Science & Technology Co. Ltd., Cl. A	100	591
Harbin Electric Co. Ltd., Cl. H	4,000	8,044
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Cl. A(a)	300	1,110
Hebei Sinopack Electronic Technology Co. Ltd., Cl. A	200	2,807
Hebei Yangyuan Zhihui Beverage Co. Ltd., Cl. A	700	4,018
Heilongjiang Agriculture Co. Ltd., Cl. A	200	366
Henan Shenhuo Coal & Power Co. Ltd., Cl. A	600	2,318
Henan Shuanghui Investment & Development Co. Ltd., Cl. A	1,500	5,778
Hengan International Group Co. Ltd.	6,000	18,945
Hengdian Group DMEGC Magnetics Co. Ltd., Cl. A	300	924
Hengli Petrochemical Co. Ltd., Cl. A	2,200	5,451

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Hengtong Optic-electric Co. Ltd., Cl. A	1,400	9,878
Hengyi Petrochemical Co. Ltd., Cl. A	3,200	7,631
Hesai Group(a),(b)	820	13,858
HGTECH Co. Ltd., Cl. A	400	5,654
Hisense Home Appliances Group Co. Ltd., Cl. A	500	2,030
Hisense Home Appliances Group Co. Ltd., Cl. H	2,000	5,999
Hithink RoyalFlush Information Network Co. Ltd., Cl. A	280	9,750
HLA Group Corp. Ltd., Cl. A	4,200	3,921
Hongta Securities Co. Ltd., Cl. A	3,200	3,377
Horizon Robotics(a)	61,800	40,745
Hoshine Silicon Industry Co. Ltd., Cl. A	200	994
Hua Hong Grace Semiconductor Ltd., Cl. H(a),(c)	5,000	81,807
Huaan Securities Co. Ltd., Cl. A	4,100	4,642
Huadian Power International Corp. Ltd., Cl. A	2,200	1,568
Huadian Power International Corp. Ltd., Cl. H	10,000	5,305
Huadong Medicine Co. Ltd., Cl. A	1,300	5,608
Huafon Chemical Co. Ltd., Cl. A	2,500	4,068
Huaibei Mining Holdings Co. Ltd., Cl. A	2,100	4,703
Hualan Biological Engineering, Inc., Cl. A	1,200	2,390
Huaneng Lancang River Hydropower, Inc., Cl. A	3,600	5,399
Huaneng Power International, Inc., Cl. A	3,600	3,836
Huaneng Power International, Inc., Cl. H	28,000	21,531
Huaqin Co. Ltd., Cl. A	560	6,746
Huatai Securities Co. Ltd., Cl. A	2,300	6,688
Huatai Securities Co. Ltd., Cl. H(c)	11,200	24,124
Huaxi Securities Co. Ltd., Cl. A	2,200	2,739
Huaxia Bank Co. Ltd., Cl. A	7,300	7,541
Huaxia Eye Hospital Group Co. Ltd., Cl. A	1,500	3,655
Huaxin Building Materials Group Co. Ltd., Cl. H	2,400	4,542
HUAYU Automotive Systems Co. Ltd., Cl. A	1,300	3,248
Hubei Dinglong Co. Ltd., Cl. A	300	3,054
Hubei Feilihua Quartz Glass Co. Ltd., Cl. A(a)	300	3,235
Hubei Xingfa Chemicals Group Co. Ltd., Cl. A	700	2,995
Huishang Bank Corp. Ltd., Cl. H	3,000	1,943
Huizhou Desay Sv Automotive Co. Ltd., Cl. A	200	2,740
Hunan Valin Steel Co. Ltd., Cl. A	4,600	2,679
Hunan Yuneng New Energy Battery Material Co. Ltd., Cl. A	300	2,816
Hundsun Technologies, Inc., Cl. A	700	2,378
Hwatsing Technology Co. Ltd., Cl. A	117	4,456
Hygon Information Technology Co. Ltd., Cl. A	1,021	41,914
IEIT Systems Co. Ltd., Cl. A	700	7,450
Iflytek Co. Ltd., Cl. A	1,600	10,011
Imeik Technology Development Co. Ltd., Cl. A	80	1,292
Industrial & Commercial Bank of China Ltd., Cl. A	28,500	33,748
Industrial & Commercial Bank of China Ltd., Cl. H	480,000	459,702
Industrial Bank Co. Ltd., Cl. A	9,300	26,049
Industrial Securities Co. Ltd., Cl. A	2,300	2,059
Ingenic Semiconductor Co. Ltd., Cl. A	200	3,759
Inner Mongolia BaoTou Steel Union Co. Ltd., Cl. A(a)	25,300	8,361
Inner Mongolia Dian Tou Energy Corp. Ltd., Cl. A	800	3,199
Inner Mongolia Junzheng Energy & Chemical Group Co. Ltd., Cl. A	5,700	4,004

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Cl. A	600	2,828
Inner Mongolia Yili Industrial Group Co. Ltd., Cl. A	2,800	11,246
Inner Mongolia Yitai Coal Co. Ltd., Cl. B	7,300	21,017
Inner Mongolia Yuan Xing Energy Co. Ltd., Cl. A	3,600	3,190
InnoCare Pharma Ltd., Cl. H(a),(c)	5,000	8,697
InnoScience Suzhou Technology Holding Co. Ltd., Cl. H(a)	2,200	10,958
Innovent Biologics, Inc.(a),(c)	11,000	121,621
iSoftStone Information Technology Group Co. Ltd., Cl. A	800	4,544
J&T Global Express Ltd.(a)	43,400	55,844
JA Solar Technology Co. Ltd., Cl. A(a)	1,776	1,977
JCET Group Co. Ltd., Cl. A	800	7,791
JD Health International, Inc.(a),(c)	7,400	37,181
JD Logistics, Inc.(a),(c)	12,600	24,134
JD.com, Inc., Cl. A	19,966	323,617
Jiangsu Eastern Shenghong Co. Ltd., Cl. A(a)	3,200	5,582
Jiangsu Expressway Co. Ltd., Cl. H	10,000	12,395
Jiangsu Hengli Hydraulic Co. Ltd., Cl. A	644	10,351
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Cl. A	3,740	29,975
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Cl. H	800	5,825
Jiangsu King’s Luck Brewery JSC Ltd., Cl. A	1,200	5,104
Jiangsu Pacific Quartz Co. Ltd., Cl. A	100	622
Jiangsu Xukuang Energy Co. Ltd., Cl. A	2,500	1,627
Jiangsu Yanghe Distillery Co. Ltd., Cl. A	600	3,815
Jiangsu Yangnong Chemical Co. Ltd., Cl. A	200	1,680
Jiangsu Yoke Technology Co. Ltd., Cl. A	300	5,949
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Cl. A	1,300	5,410
Jiangsu Zhongtian Technology Co. Ltd., Cl. A	2,300	9,721
Jiangxi Copper Co. Ltd., Cl. A	800	5,131
Jiangxi Copper Co. Ltd., Cl. H	8,000	35,891
Jiangxi Zhengbang Technology Co. Ltd., Cl. A(a)	6,500	2,823
Jinduicheng Molybdenum Co. Ltd., Cl. A	1,900	5,910
Jinko Solar Co. Ltd., Cl. A(a)	7,572	4,870
Jiujiang Defu Technology Co. Ltd., Cl. A	200	1,965
JL MAG Rare-Earth Co. Ltd., Cl. H	1,400	2,932
Joincare Pharmaceutical Group Industry Co. Ltd., Cl. A	1,900	2,886
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Cl. A	1,300	3,913
Juneyao Airlines Co. Ltd., Cl. A	1,600	2,625
Kanzhun Ltd., ADR	2,156	35,100
KE Holdings, Inc., Cl. A	13,700	75,859
Keda Industrial Group Co. Ltd., Cl. A	1,600	3,910
Kingdee International Software Group Co. Ltd.(a)	20,000	21,246
Kingfa Sci & Tech Co. Ltd., Cl. A	1,500	3,437
Kingnet Network Co. Ltd., Cl. A	1,500	3,821
Kingsoft Cloud Holdings Ltd.(a)	22,000	16,300
Kingsoft Corp. Ltd.	7,400	25,253
Kuaishou Technology(c)	19,800	110,342
Kuang-Chi Technologies Co. Ltd., Cl. A	1,700	7,780
Kunlun Tech Co. Ltd., Cl. A(a)	1,300	8,323
Kweichow Moutai Co. Ltd., Cl. A	500	100,081
Lao Feng Xiang Co. Ltd., Cl. B	1,600	4,845
Laopu Gold Co. Ltd., Cl. H	300	12,426

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
LB Group Co. Ltd., Cl. A	2,200	5,341
Lenovo Group Ltd.(b)	36,000	109,539
Lens Technology Co. Ltd., Cl. A	3,200	14,977
Lens Technology Co. Ltd., Cl. H	1,200	3,159
Lepu Medical Technology Beijing Co. Ltd., Cl. A	600	1,162
Levima Advanced Materials Corp., Cl. A	1,300	3,616
Li Auto, Inc., Cl. A(a)	7,900	53,798
Li Ning Co. Ltd.	17,500	33,810
Liaoning Port Co. Ltd., Cl. A	9,600	2,148
Lingyi iTech Guangdong Co., Cl. A	4,000	7,351
Livzon Pharmaceutical Group, Inc., Cl. H	2,000	6,621
Longfor Group Holdings Ltd.(c)	15,500	13,560
LONGi Green Energy Technology Co. Ltd., Cl. A(a)	2,636	5,075
Loongson Technology Corp. Ltd., Cl. A(a)	292	4,603
Luxshare Precision Industry Co. Ltd., Cl. A	3,300	28,112
Luzhou Laojiao Co. Ltd., Cl. A	600	8,086
Lygend Resources & Technology Co. Ltd., Cl. H	1,000	1,688
Maanshan Iron & Steel Co. Ltd., Cl. H(a)	12,000	2,617
Mango Excellent Media Co. Ltd., Cl. A	1,200	2,911
Mao Geping Cosmetics Co. Ltd., Cl. H	1,200	8,991
Meihua Holdings Group Co. Ltd., Cl. A	2,700	3,253
Meinian Onehealth Healthcare Holdings Co. Ltd., Cl. A	4,400	3,117
Meitu, Inc.(c)	22,500	13,543
Meituan, Cl. B(a),(c)	37,570	443,178
Metallurgical Corp. of China Ltd., Cl. A(a)	7,300	2,943
Metallurgical Corp. of China Ltd., Cl. H	20,000	3,826
Midea Group Co. Ltd., Cl. A	3,300	42,842
Midea Group Co. Ltd., Cl. H(b)	4,400	55,746
Ming Yang Smart Energy Group Ltd., Cl. A	1,600	2,644
MiniMax Group, Inc.(a)	880	25,878
MINISO Group Holding Ltd.	3,400	11,117
MIXUE Group, Cl. H(a),(b)	300	8,669
Montage Technology Co. Ltd., Cl. A	505	15,335
Montage Technology Co. Ltd., Cl. H	400	13,722
Muyuan Foods Group Co. Ltd., Cl. A	2,220	12,917
Muyuan Foods Group Co. Ltd., Cl. H	1,800	7,603
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Cl. A	1,400	1,679
Nanjing Securities Co. Ltd., Cl. A	2,400	2,433
NARI Technology Co. Ltd., Cl. A	3,544	12,789
National Silicon Industry Group Co. Ltd., Cl. A(a)	1,129	3,929
NAURA Technology Group Co. Ltd., Cl. A	310	31,563
NavInfo Co. Ltd., Cl. A(a)	2,700	2,673
NetEase, Inc.	12,200	323,296
New China Life Insurance Co. Ltd., Cl. A	600	5,614
New China Life Insurance Co. Ltd., Cl. H	6,500	40,086
New Hope Liuhe Co. Ltd., Cl. A(a)	6,600	6,847
New Oriental Education & Technology Group, Inc.	9,600	55,434
Nexchip Semiconductor Corp., Cl. A(a)	550	3,036
Ningbo Deye Technology Corp., Cl. A	618	7,493
Ningbo Joyson Electronic Corp., Cl. H	3,000	5,088
Ningbo Shanshan Co. Ltd., Cl. A(a)	2,600	4,905

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Ningbo Tuopu Group Co. Ltd., Cl. A	840	5,807
Ningbo Zhoushan Port Co. Ltd., Cl. A	1,800	928
Ningxia Baofeng Energy Group Co. Ltd., Cl. A	4,400	15,187
NIO, Inc., Cl. A(a)	12,590	62,327
Nongfu Spring Co. Ltd., Cl. H(c)	12,800	71,463
North Industries Group Red Arrow Co. Ltd., Cl. A	1,400	2,986
OFILM Group Co. Ltd., Cl. A(a)	1,500	1,605
OmniVision Integrated Circuits Group, Inc.	540	7,099
Onewo, Inc., Cl. H	500	1,078
Orient Securities Co. Ltd., Cl. A	1,792	2,441
Orient Securities Co. Ltd., Cl. H(c)	7,600	5,534
Oriental Pearl Group Co. Ltd., Cl. A	2,000	2,436
Pangang Group Vanadium Titanium & Resources Co. Ltd., Cl. A(a)	4,700	2,145
Pantum Technology Co. Ltd., Cl. A(a)	100	252
People.cn Co. Ltd., Cl. A	1,200	2,993
Perfect World Co. Ltd., Cl. A	1,900	3,089
PetroChina Co. Ltd., Cl. A	11,500	18,884
PetroChina Co. Ltd., Cl. H	148,000	187,605
Phancy Group Co. Ltd., Cl. H(a)	2,000	7,468
Pharmaron Beijing Co. Ltd., Cl. H(c)	2,100	6,133
PICC Property & Casualty Co. Ltd., Cl. H	46,000	96,205
Ping An Bank Co. Ltd., Cl. A	6,800	11,720
Ping An Healthcare and Technology Co. Ltd.(a),(c)	6,300	6,283
Ping An Insurance Group Co. of China Ltd., Cl. A	4,500	36,613
Ping An Insurance Group Co. of China Ltd., Cl. H	44,500	332,831
Piotech, Inc., Cl. A	62	6,110
Poly Developments and Holdings Group Co. Ltd., Cl. A	6,500	5,086
Poly Property Development Co. Ltd., Cl. H	1,000	3,583
Pony AI, Inc., ADR(a),(b)	1,613	12,694
Pop Mart International Group Ltd.(c)	4,400	91,236
Postal Savings Bank of China Co. Ltd., Cl. A	9,500	7,293
Postal Savings Bank of China Co. Ltd., Cl. H(c)	61,000	39,517
Power Construction Corp. of China Ltd., Cl. A	5,300	3,841
Proya Cosmetics Co. Ltd., Cl. A	300	2,725
Qilu Bank Co. Ltd., Cl. A	6,500	6,136
Qingdao Sentury Tire Co. Ltd., Cl. A	800	1,750
Qinghai Salt Lake Industry Co. Ltd., Cl. A(a)	3,600	14,576
Quzhou Xin’an Development Co. Ltd., Cl. A(a)	8,800	3,743
Range Intelligent Computing Technology Group Co. Ltd., Cl. A	700	6,562
Raytron Technology Co. Ltd., Cl. A	464	9,741
RemeGen Co. Ltd., Cl. H(a),(c)	1,500	15,638
REPT BATTERO Energy Co. Ltd., Cl. H(a)	4,000	5,504
RoboTechnik Intelligent Technology Co. Ltd., Cl. A	100	6,159
Rockchip Electronics Co. Ltd., Cl. A	100	2,786
Rongsheng Petrochemical Co. Ltd., Cl. A	3,700	6,778
Ruyi Film Entertainment Co. Ltd., Cl. A(a)	1,200	1,545
SAIC Motor Corp. Ltd., Cl. A	3,600	6,040
Sailun Group Co. Ltd., Cl. A	2,000	4,197
Sanan Optoelectronics Co. Ltd., Cl. A(a)	3,700	6,712
Sangfor Technologies, Inc., Cl. A	200	3,548
Sany Heavy Equipment International Holdings Co. Ltd.	12,000	11,370

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Sany Heavy Industry Co. Ltd., Cl. A	2,400	7,309
Sany Heavy Industry Co. Ltd., Cl. H	3,600	9,687
Satellite Chemical Co. Ltd., Cl. A	2,442	9,189
SDIC Capital Co. Ltd., Cl. A	4,300	4,155
SDIC Power Holdings Co. Ltd., Cl. A	2,800	6,328
Sealand Securities Co. Ltd., Cl. A	3,700	2,106
Seazen Holdings Co. Ltd., Cl. A(a)	1,500	2,499
SenseTime Group, Inc., Cl. B(a),(c)	200,000	36,982
Seres Group Co. Ltd., Cl. A	700	6,458
Seres Group Co. Ltd., Cl. H	400	2,438
SF Holding Co. Ltd., Cl. A	2,400	12,445
SF Holding Co. Ltd., Cl. H	1,200	5,175
SG Micro Corp., Cl. A	350	4,966
Shaanxi Coal Industry Co. Ltd., Cl. A	3,500	12,864
Shaanxi Energy Investment Co. Ltd., Cl. A	3,200	4,965
Shan Xi Hua Yang Group New Energy Co. Ltd., Cl. A	500	639
Shandong Gold Mining Co. Ltd., Cl. A	2,000	8,359
Shandong Gold Mining Co. Ltd., Cl. H(c)	5,650	14,526
Shandong Himile Mechanical Science & Technology Co. Ltd., Cl. A	435	3,364
Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Cl. A	1,200	3,694
Shandong Hualu Hengsheng Chemical Co. Ltd., Cl. A	2,050	6,547
Shandong Linglong Tyre Co. Ltd., Cl. A	400	688
Shandong Nanshan Aluminum Co. Ltd., Cl. A	5,800	4,057
Shandong Sinocera Functional Material Co. Ltd., Cl. A	1,400	12,872
Shandong Sun Paper Industry JSC Ltd., Cl. A	1,400	3,021
Shandong Weifang Rainbow Chemical Co. Ltd., Cl. A	130	1,090
Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H	13,200	5,656
Shanghai Aiko Solar Energy Co. Ltd., Cl. A(a)	1,700	3,114
Shanghai Bairun Investment Holding Group Co. Ltd., Cl. A	600	1,832
Shanghai Baosight Software Co. Ltd., Cl. A	1,333	3,673
Shanghai Baosight Software Co. Ltd., Cl. B	4,404	3,928
Shanghai Biren Technology Co. Ltd., Cl. H(a)	7,800	31,015
Shanghai BOCHU Electronic Technology Corp. Ltd., Cl. A	116	1,800
Shanghai Chicmax Cosmetic Co. Ltd., Cl. H	500	1,896
Shanghai Electric Group Co. Ltd., Cl. A	7,300	7,465
Shanghai Electric Group Co. Ltd., Cl. H	12,000	4,928
Shanghai Electric Power Co. Ltd., Cl. A	1,300	2,788
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. A	500	1,721
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. H	3,000	6,282
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. A	420	3,028
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. H	2,000	6,111
Shanghai Henlius Biotech, Inc., Cl. H(a),(c)	500	3,548
Shanghai International Airport Co. Ltd., Cl. A	1,800	6,584
Shanghai International Port Group Co. Ltd., Cl. A	5,300	4,155
Shanghai Jinjiang International Hotels Co. Ltd., Cl. A	700	2,022
Shanghai Junshi Biosciences Co. Ltd., Cl. H(a),(c)	1,200	2,794
Shanghai Lingang Holdings Corp. Ltd., Cl. A	100	133
Shanghai MicroPort MedBot Group Co. Ltd., Cl. H(a)	2,000	5,310
Shanghai Pharmaceuticals Holding Co. Ltd., Cl. H	5,700	8,737
Shanghai Pudong Development Bank Co. Ltd., Cl. A	12,600	17,758
Shanghai Putailai New Energy Technology Group Co. Ltd., Cl. A	1,430	5,044

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Shanghai RAAS Blood Products Co. Ltd., Cl. A	6,100	4,683
Shanghai Rural Commercial Bank Co. Ltd., Cl. A	4,100	5,220
Shanghai United Imaging Healthcare Co. Ltd., Cl. A	302	5,170
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Cl. A(a)	2,700	1,861
Shanghai Zhangjiang Hi-Tech Park Development Co. Ltd., Cl. A	300	1,429
Shanghai Zhonggu Logistics Co. Ltd., Cl. A	1,800	2,876
Shanjin International Gold Co. Ltd., Cl. A	1,400	4,851
Shannon Semiconductor Technology Co. Ltd., Cl. A	100	2,161
Shanxi Lu’an Environmental Energy Development Co. Ltd., Cl. A	200	448
Shanxi Meijin Energy Co. Ltd., Cl. A(a)	3,300	1,766
Shanxi Securities Co. Ltd., Cl. A	5,600	4,490
Shanxi Taigang Stainless Steel Co. Ltd., Cl. A	7,200	3,873
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Cl. A	560	10,560
Shanxi Xishan Coal & Electricity Power Co. Ltd., Cl. A	3,800	3,661
Sharetronic Data Technology Co. Ltd., Cl. A	140	4,479
Shenergy Co. Ltd., Cl. A	2,600	3,295
Shengyi Electronics Co. Ltd., Cl. A	200	2,801
Shengyi Technology Co. Ltd., Cl. A	1,300	20,353
Shennan Circuits Co. Ltd., Cl. A	240	10,955
Shenwan Hongyuan Group Co. Ltd., Cl. A	9,200	6,395
Shenzhen Dobot Corp. Ltd., Cl. H(a)	1,000	3,135
Shenzhen Energy Group Co. Ltd., Cl. A	5,300	5,098
Shenzhen Envicool Technology Co. Ltd., Cl. A	520	3,657
Shenzhen Expressway Corp. Ltd., Cl. H	6,000	5,203
Shenzhen Goodix Technology Co. Ltd., Cl. A	400	3,106
Shenzhen Han’s CNC Technology Co. Ltd., Cl. A	200	6,906
Shenzhen Han’s CNC Technology Co. Ltd., Cl. H	200	2,405
Shenzhen Inovance Technology Co. Ltd., Cl. A	1,300	12,342
Shenzhen Kaifa Technology Co. Ltd., Cl. A	1,400	7,725
Shenzhen Kangtai Biological Products Co. Ltd., Cl. A	1,300	2,418
Shenzhen Kinwong Electronic Co. Ltd., Cl. A	800	8,619
Shenzhen Longsys Electronics Co. Ltd., Cl. A	200	10,285
Shenzhen Megmeet Electrical Co. Ltd., Cl. A	200	3,155
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	400	9,419
Shenzhen New Industries Biomedical Engineering Co. Ltd., Cl. A	400	2,838
Shenzhen Overseas Chinese Town Co. Ltd., Cl. A(a)	4,500	1,174
Shenzhen Salubris Pharmaceuticals Co. Ltd., Cl. A	600	2,959
Shenzhen SED Industry Co. Ltd., Cl. A	700	1,405
Shenzhen Sunway Communication Co. Ltd., Cl. A	300	2,556
Shenzhen Techwinsemi Technology Co. Ltd., Cl. A	100	5,719
Shenzhen Transsion Holdings Co. Ltd., Cl. A	275	2,628
Shenzhen Xunce Technology Co. Ltd., Cl. H(a)	400	5,280
Shenzhen Yan Tian Port Holding Co. Ltd., Cl. A	13,800	9,162
Shenzhou International Group Holdings Ltd.	5,500	31,268
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Cl. A	2,500	6,258
Sichuan Biokin Pharmaceutical Co. Ltd., Cl. A(a)	65	2,871
Sichuan Changhong Electric Co. Ltd., Cl. A	3,300	3,394
Sichuan Chuantou Energy Co. Ltd., Cl. A	3,500	8,201
Sichuan Hebang Biotechnology Co. Ltd., Cl. A(a)	11,200	3,934
Sichuan Kelun Pharmaceutical Co. Ltd., Cl. A	500	3,219
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Cl. H(a)	300	18,509

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Sichuan Road and Bridge Group Co. Ltd., Cl. A	160	214
Sichuan Swellfun Co. Ltd., Cl. A	200	868
Silergy Corp.	2,000	25,558
Sinolink Securities Co. Ltd., Cl. A	3,600	4,663
Sinoma International Engineering Co., Cl. A	1,900	2,244
Sinoma Science & Technology Co. Ltd., Cl. A	800	5,115
Sinomach Heavy Equipment Group Co. Ltd., Cl. A(a)	4,600	2,270
SINOPEC Engineering Group Co. Ltd., Cl. H	9,500	6,566
Sinopec Shanghai Petrochemical Co. Ltd., Cl. H(a)	48,000	6,917
Sinopharm Group Co. Ltd., Cl. H	10,000	22,164
Sinotrans Ltd., Cl. H	13,000	7,825
Sinotruk Hong Kong Ltd.	6,000	31,096
SKSHU Paint Co. Ltd., Cl. A	504	1,749
Smoore International Holdings Ltd.(b),(c)	15,000	17,598
Songcheng Performance Development Co. Ltd., Cl. A	2,200	2,054
Soochow Securities Co. Ltd., Cl. A	2,200	2,647
Southwest Securities Co. Ltd., Cl. A	13,800	8,549
Spring Airlines Co. Ltd., Cl. A	400	2,786
StarPower Semiconductor Ltd., Cl. A	440	5,249
State Grid Information & Communication Co. Ltd., Cl. A	300	696
Sungrow Power Supply Co. Ltd., Cl. A	800	12,256
Sunny Optical Technology Group Co. Ltd.(b)	4,800	34,309
Sunresin New Materials Co. Ltd., Cl. A	600	5,208
Sunshine Insurance Group Co. Ltd., Cl. H	18,500	8,658
Sunwoda Electronic Co. Ltd., Cl. A	1,500	4,235
SUPCON Technology Co. Ltd., Cl. A	174	2,401
Suzhou Dongshan Precision Manufacturing Co. Ltd., Cl. A(a)	700	17,790
Suzhou Maxwell Technologies Co. Ltd., Cl. A	100	2,206
Suzhou TFC Optical Communication Co. Ltd., Cl. A	520	13,179
TAL Education Group, ADR(a)	3,047	38,087
Talkweb Information System Co. Ltd., Cl. A(a)	1,200	4,611
TBEA Co. Ltd., Cl. A	2,020	6,269
TCL Technology Group Corp., Cl. A	11,200	7,851
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Cl. A(a)	2,450	3,206
Tencent Holdings Ltd.	43,100	2,611,855
Tencent Music Entertainment Group, ADR	3,895	36,808
Tencent Music Entertainment Group, Cl. A	200	982
The Pacific Securities Co. Ltd., Cl. A(a)	8,800	4,512
The People’s Insurance Company Group of China Ltd., Cl. A	4,300	4,697
The People’s Insurance Company Group of China Ltd., Cl. H	59,000	41,081
Tianfeng Securities Co. Ltd., Cl. A(a)	6,000	3,299
Tianqi Lithium Corp., Cl. A(a)	400	2,688
Tianqi Lithium Corp., Cl. H(a)	1,400	5,967
Tianshan Aluminum Group Co. Ltd., Cl. A	3,600	7,043
Tianshan Material Co. Ltd., Cl. A(a)	200	114
Tingyi Cayman Islands Holding Corp.	10,000	15,175
Tongcheng Travel Holdings Ltd.	8,400	15,297
TongFu Microelectronics Co. Ltd., Cl. A	500	4,204
Tongkun Group Co. Ltd., Cl. A	1,900	6,307
Tongling Nonferrous Metals Group Co. Ltd., Cl. A	8,800	8,099
Tongwei Co. Ltd., Cl. A(a)	2,400	4,154

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Topchoice Medical Corp., Cl. A(a)	280	1,530
TransThera Sciences Nanjing, Inc., Cl. H(a)	500	634
TravelSky Technology Ltd., Cl. H	7,000	7,713
Trina Solar Co. Ltd., Cl. A(a)	845	1,699
Tsingtao Brewery Co. Ltd., Cl. H	4,000	23,771
UBTech Robotics Corp. Ltd., Cl. H(a),(b)	2,000	20,799
Unigroup Guoxin Microelectronics Co. Ltd., Cl. A	79	761
Uni-President China Holdings Ltd.(b)	9,000	8,654
Unisplendour Corp. Ltd., Cl. A	2,000	10,342
United Nova Technology Co. Ltd., Cl. A(a)	4,565	5,277
Venustech Group, Inc., Cl. A(a)	1,400	2,903
Verisilicon Microelectronics Shanghai Co. Ltd., Cl. A(a)	108	3,089
Victory Giant Technology Huizhou Co. Ltd., Cl. A	500	14,109
Vipshop Holdings Ltd., ADR	2,101	32,229
Wangfujing Group Co. Ltd., Cl. A(a)	1,700	2,640
Wanguo Gold Group Ltd.	9,500	12,757
Wanhua Chemical Group Co. Ltd., Cl. A	1,600	17,668
Weibo Corp., ADR(b)	85	693
Weichai Power Co. Ltd., Cl. A	3,300	13,669
Weichai Power Co. Ltd., Cl. H	14,000	58,809
Weihai Guangwei Composites Co. Ltd., Cl. A	1,500	5,760
Weilong Delicious Global Holdings Ltd.	3,800	4,100
Wens Foodstuffs Group Co. Ltd., Cl. A	2,500	5,220
Western Mining Co. Ltd., Cl. A	1,700	9,685
Western Securities Co. Ltd., Cl. A	3,600	3,607
Wintime Energy Co. Ltd., Cl. A(a)	20,500	4,800
Wolong Electric Group Co. Ltd., Cl. A	600	2,818
Wuchan Zhongda Group Co. Ltd., Cl. A	11,200	8,358
Wuhan Guide Infrared Co. Ltd., Cl. A(a)	3,400	6,354
Wuliangye Yibin Co. Ltd., Cl. A	1,600	18,496
WUS Printed Circuit Kunshan Co. Ltd., Cl. A	1,100	16,914
WuXi AppTec Co. Ltd., Cl. A	1,140	21,698
WuXi AppTec Co. Ltd., Cl. H(c)	3,100	63,529
WuXi Biologics Cayman, Inc.(a),(c)	26,500	130,918
Wuxi Lead Intelligent Equipment Co. Ltd., Cl. A	700	3,512
WuXi XDC Cayman, Inc.(a),(b)	2,500	16,514
XCMG Construction Machinery Co. Ltd., Cl. A	5,200	6,905
XD, Inc.(a),(b)	2,200	13,338
Xiamen Tungsten Co. Ltd., Cl. A	600	4,184
Xiaomi Corp., Cl. B(a),(c)	119,400	438,218
Xinjiang Daqo New Energy Co. Ltd., Cl. A(a)	556	1,494
Xinyi Solar Holdings Ltd.	30,591	8,582
XPeng, Inc., Cl. A(a)	9,800	63,237
XtalPi Holdings Ltd.(a),(b)	21,000	18,318
Yadea Group Holdings Ltd.(c)	6,000	8,210
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Cl. A	100	4,024
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Cl. H(c)	3,000	37,014
Yankuang Energy Group Co. Ltd., Cl. A	2,460	7,361
Yankuang Energy Group Co. Ltd., Cl. H	24,400	36,904
Yantai Jereh Oilfield Services Group Co. Ltd., Cl. A	500	9,981
Yifeng Pharmacy Chain Co. Ltd., Cl. A	1,220	4,110

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
Yihai Kerry Arawana Holdings Co. Ltd., Cl. A	1,700	6,795
Yongan Futures Co. Ltd., Cl. A	700	1,376
Yonghui Superstores Co. Ltd., Cl. A(a)	6,400	3,111
YongXing Special Materials Technology Co. Ltd., Cl. A	330	2,207
Yonyou Network Technology Co. Ltd., Cl. A(a)	3,300	5,419
Youngor Group Co. Ltd., Cl. A	2,700	3,141
YTO Express Group Co. Ltd., Cl. A	1,200	3,354
YUNDA Holding Group Co. Ltd., Cl. A	3,300	3,384
Yunnan Aluminium Co. Ltd., Cl. A	1,400	5,523
Yunnan Baiyao Group Co. Ltd., Cl. A	580	4,544
Yunnan Botanee Bio-Technology Group Co. Ltd., Cl. A	800	4,102
Yunnan Chihong Zinc & Germanium Co. Ltd., Cl. A	4,800	6,509
Yunnan Energy New Material Group Co. Ltd., Cl. A(a)	300	2,338
Yunnan Tin Co. Ltd., Cl. A	1,300	6,570
Yunnan Yuntianhua Co. Ltd., Cl. A	600	2,656
Yutong Bus Co. Ltd., Cl. A	800	3,818
Z.AI Co. Ltd.(a)	1,100	138,524
Zai Lab Ltd.(a)	6,800	12,401
Zangge Mining Co. Ltd., Cl. A	500	5,974
ZCZL Industrial Technology Group Co. Ltd., Cl. H	3,000	5,383
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Cl. A	200	4,133
Zhaojin Mining Industry Co. Ltd., Cl. H	11,500	31,091
Zhejiang Century Huatong Group Co. Ltd., Cl. A	3,300	6,622
Zhejiang China Commodities City Group Co. Ltd., Cl. A	2,000	3,794
Zhejiang Chint Electrics Co. Ltd., Cl. A	700	2,616
Zhejiang Dahua Technology Co. Ltd., Cl. A	800	1,982
Zhejiang Expressway Co. Ltd., Cl. H	14,000	12,408
Zhejiang Huahai Pharmaceutical Co. Ltd., Cl. A	1,200	2,974
Zhejiang Huayou Cobalt Co. Ltd., Cl. A	1,350	7,985
Zhejiang Juhua Co. Ltd., Cl. A	1,800	10,542
Zhejiang Leapmotor Technology Co. Ltd., Cl. H(a),(b),(c)	4,100	20,893
Zhejiang Longsheng Group Co. Ltd., Cl. A	2,100	4,133
Zhejiang NHU Co. Ltd., Cl. A	1,380	6,138
Zhejiang Provincial New Energy Investment Group Co. Ltd., Cl. A	3,700	4,025
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. A	1,500	8,343
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. H	3,400	11,351
Zhejiang Sanmei Chemical Industry Co. Ltd., Cl. A	100	894
Zhejiang Wanfeng Auto Wheel Co. Ltd., Cl. A	1,300	2,046
Zhejiang Weiming Environment Protection Co. Ltd., Cl. A	240	544
Zhejiang Weixing New Building Materials Co. Ltd., Cl. A	600	779
Zhejiang Zheneng Electric Power Co. Ltd., Cl. A	4,300	3,231
Zheshang Securities Co. Ltd., Cl. A	2,500	3,538
ZhongAn Online P&C Insurance Co. Ltd., Cl. H(a),(c)	5,500	7,778
Zhongji Innolight Co. Ltd., Cl. A	440	58,819
Zhongjin Gold Corp. Ltd., Cl. A	2,100	7,161
Zhongsheng Group Holdings Ltd.(a)	4,000	2,311
Zhongtai Securities Co. Ltd., Cl. A	5,700	4,764
Zhuzhou CRRC Times Electric Co. Ltd., Cl. A	939	6,580
Zhuzhou CRRC Times Electric Co. Ltd., Cl. H	2,900	12,448
Zijin Mining Group Co. Ltd., Cl. A	9,300	45,414
Zijin Mining Group Co. Ltd., Cl. H	38,000	161,079

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
China — 18.5% (continued)
ZJLD Group, Inc.(c)	2,600	2,643
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. A	4,400	4,956
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. H	9,400	9,074
ZTE Corp., Cl. A	1,400	7,015
ZTE Corp., Cl. H(b)	6,600	20,924
ZTO Express Cayman, Inc.	2,650	63,127
		16,479,411
Colombia — .2%
Cementos Argos SA	4,049	14,180
Ecopetrol SA	36,625	31,136
Grupo Argos SA	2,433	13,067
Grupo Cibest SA	1,431	40,666
Grupo de Inversiones Suramericana SA	758	13,240
Grupo Energia Bogota SA ESP	10,283	9,363
Interconexion Electrica SA ESP	2,827	26,863
		148,515
Cyprus — .0%
Bank of Cyprus Holdings PLC	2,195	25,886
Czechia — .1%
CEZ A/S	1,134	72,951
CSG NV(a)	1,062	20,349
Komercni Banka A/S	546	27,258
		120,558
Egypt — .1%
Abou Kir Fertilizers & Chemical Industries	2,039	2,910
Abu Dhabi Islamic Bank(a)	4,157	4,295
Commercial International Bank	16,943	46,705
Eastern Co. SAE	10,273	7,311
Talaat Moustafa Group	6,076	11,558
Telecom Egypt Co.	3,575	7,241
		80,020
Greece — .6%
Alpha Bank SA	13,795	67,709
Athens International Airport SA	398	4,836
Eurobank SA	16,826	86,148
Gek Terna SA	379	19,719
Hellenic Telecommunications Organization SA	1,126	25,936
JUMBO SA	784	21,829
Motor Oil Hellas Corinth Refineries SA	432	25,250
National Bank of Greece SA	5,760	106,697
Piraeus Bank SA(a)	8,136	93,609
Public Power Corp. SA	1,546	39,666
		491,399
Hong Kong — 2.9%
Alibaba Group Holding Ltd.	125,580	1,873,707
Beijing Enterprises Holdings Ltd.	3,500	14,122
Beijing Enterprises Water Group Ltd.	16,000	4,713
BOC Hong Kong Holdings Ltd.	24,500	163,092
Brilliance China Automotive Holdings Ltd.	28,000	7,320
C&D International Investment Group Ltd.	3,712	7,276
CGN Mining Co. Ltd.	15,000	4,629

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Hong Kong — 2.9% (continued)
China Everbright Environment Group Ltd.(b)	24,000	15,609
China Medical System Holdings Ltd.	12,000	18,241
China Merchants Port Holdings Co. Ltd.	10,000	19,498
China Overseas Land & Investment Ltd.(b)	29,000	49,963
China Power International Development Ltd.(b)	35,000	12,676
China Resources Beer Holdings Co. Ltd.	10,500	31,681
China Resources Gas Group Ltd.	4,300	9,174
China Resources Land Ltd.	20,000	84,677
China Resources Power Holdings Co. Ltd.(b)	14,000	34,529
China Ruyi Holdings Ltd.(a),(b)	76,000	13,956
China State Construction International Holdings Ltd.	10,000	10,980
China Taiping Insurance Holdings Co. Ltd.	10,800	30,327
Cowell e Holdings, Inc.	1,000	2,627
Far East Horizon Ltd.(b)	15,000	13,161
Guangdong Investment Ltd.	24,000	25,923
Guotai Junan International Holdings Ltd.(b)	19,000	5,040
Kunlun Energy Co. Ltd.	28,000	25,852
NetEase Cloud Music, Inc.(a),(c)	700	11,373
Orient Overseas International Ltd.	1,000	19,524
TCL Electronics Holdings Ltd.	6,000	12,372
Topsports International Holdings Ltd.(c)	13,000	2,255
Want Want China Holdings Ltd.	34,000	14,655
Yuexiu Property Co. Ltd.(b)	14,000	6,463
		2,545,415
Hungary — .3%
MOL Hungarian Oil & Gas PLC(a)	2,630	37,596
OTP Bank Nyrt	1,508	222,803
Richter Gedeon Nyrt	1,021	38,019
		298,418
India — 12.1%
360 ONE WAM Ltd.	1,779	21,167
ABB India Ltd.	363	27,713
Abbott India Ltd.	40	11,654
ACC Ltd.	122	1,736
Adani Energy Solutions Ltd.(a)	2,458	42,387
Adani Enterprises Ltd.	1,638	51,664
Adani Green Energy Ltd.(a)	2,190	31,743
Adani Ports & Special Economic Zone Ltd.	4,120	73,254
Adani Power Ltd.(a)	27,430	60,748
Adani Total Gas Ltd.	1,470	10,036
Aditya Birla Capital Ltd.(a)	3,818	16,178
Alkem Laboratories Ltd.	227	13,683
Ambuja Cements Ltd.	4,851	21,973
APL Apollo Tubes Ltd.	1,034	19,718
Apollo Hospitals Enterprise Ltd.	662	62,145
Ashok Leyland Ltd.	19,139	33,334
Asian Paints Ltd.	2,279	65,620
Astral Ltd.	987	14,985
AU Small Finance Bank Ltd.(c)	3,475	38,142
Aurobindo Pharma Ltd.	1,908	31,599
Authum Investment & Infrastucture Ltd.(a)	705	3,985

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
India — 12.1% (continued)
Avenue Supermarts Ltd.(a),(c)	1,016	41,752
AWL Agri Business Ltd.	2,319	4,604
Axis Bank Ltd.	16,205	208,815
Bajaj Auto Ltd.	414	49,987
Bajaj Finance Ltd.	18,084	216,292
Bajaj Finserv Ltd.	2,739	58,248
Bajaj Holdings & Investment Ltd.	212	25,203
Bajaj Housing Finance Ltd.(a)	13,137	11,843
Balkrishna Industries Ltd.	619	16,047
Bandhan Bank Ltd.(c)	4,458	8,136
Bank of Baroda	7,233	18,390
Bank of India	5,468	7,906
Bank of Maharashtra	6,153	5,116
Berger Paints India Ltd.	1,524	8,313
Bharat Dynamics Ltd.	675	8,865
Bharat Electronics Ltd.	24,606	100,020
Bharat Forge Ltd.	1,908	43,989
Bharat Heavy Electricals Ltd.	9,610	40,992
Bharat Petroleum Corp. Ltd.	12,631	42,328
Bharti Airtel Ltd.	17,329	358,149
Bharti Hexacom Ltd.	545	9,182
Billionbrains Garage Ventures Ltd.(a),(c)	4,883	9,947
Biocon Ltd.	4,151	18,520
Bosch Ltd.	62	26,697
Britannia Industries Ltd.	733	41,611
BSE Ltd.	1,454	55,563
Canara Bank	13,129	17,197
CG Power and Industrial Solutions Ltd.	4,712	42,638
Cholamandalam Investment and Finance Co. Ltd.	2,967	57,524
Cipla Ltd.	3,795	58,594
Coal India Ltd.	10,897	47,299
Cochin Shipyard Ltd.(c)	526	7,845
Coforge Ltd.	2,217	39,988
Colgate-Palmolive India Ltd.	824	17,929
Container Corp. of India Ltd.	1,491	8,212
Coromandel International Ltd.	672	14,604
Cummins India Ltd.	938	54,256
Dabur India Ltd.	3,873	17,107
Dalmia Bharat Ltd.	519	9,789
Delhivery Ltd.(a)	2,851	14,401
Divi’s Laboratories Ltd.	814	68,727
Dixon Technologies India Ltd.	236	34,749
DLF Ltd.	4,326	29,892
Dr. Reddy’s Laboratories Ltd.	3,862	46,470
Eicher Motors Ltd.	964	79,144
Embassy Office Parks REIT	5,212	23,925
Eternal Ltd.(a)	33,741	106,953
Exide Industries Ltd.	2,711	12,780
Federal Bank Ltd.	12,724	47,854
Fertilisers & Chemicals Travancore Ltd.	525	4,548
Fortis Healthcare Ltd.	3,526	34,922

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
India — 12.1% (continued)
FSN E-Commerce Ventures Ltd.(a)	8,123	28,383
GAIL India Ltd.	14,494	27,562
GE Vernova T&D India Ltd.	875	39,647
General Insurance Corp. of India(c)	545	2,037
Gland Pharma Ltd.(c)	466	12,224
GlaxoSmithKline Pharmaceuticals Ltd.	324	9,017
Glenmark Pharmaceuticals Ltd.	921	21,563
GMR Infrastructure Ltd.(a)	17,367	19,159
Godfrey Phillips India Ltd.	88	1,968
Godrej Consumer Products Ltd.	2,838	31,838
Godrej Properties Ltd.	683	15,073
Grasim Industries Ltd.	2,257	73,348
Gspl Transmission Ltd.(a)	537	834
Gujarat Energy Ltd.	1,696	4,879
Gujarat Fluorochemicals Ltd.	274	12,540
Havells India Ltd.	1,616	21,352
HCL Technologies Ltd.	6,538	92,292
HDB Financial Services Ltd.	1,415	10,179
HDFC Asset Management Co. Ltd.(c)	1,253	34,351
HDFC Bank Ltd.	78,466	615,253
HDFC Life Insurance Co. Ltd.(c)	6,205	35,670
Hero Motocorp Ltd.	829	46,795
Hexaware Technologies Ltd.	740	4,356
Hindalco Industries Ltd.	9,330	95,285
Hindustan Aeronautics Ltd.	1,242	60,483
Hindustan Petroleum Corp. Ltd.	6,105	24,938
Hindustan Unilever Ltd.	5,062	111,479
Hindustan Zinc Ltd.	1,445	8,166
Hitachi Energy India Ltd.	85	28,663
Honeywell Automation India Ltd.	14	5,598
Housing & Urban Development Corp. Ltd.	666	1,362
Hyundai Motor India Ltd.	1,083	24,752
ICICI Bank Ltd.	36,484	548,856
ICICI Lombard General Insurance Co. Ltd.(c)	1,838	31,278
ICICI Prudential Asset Management Co. Ltd.	242	7,903
ICICI Prudential Life Insurance Co. Ltd.(c)	2,800	15,125
IDFC First Bank Ltd.	39,891	35,403
Indian Bank	1,640	14,378
Indian Oil Corp. Ltd.	19,817	29,112
Indian Railway Catering & Tourism Corp. Ltd.	2,375	12,192
Indian Railway Finance Corp. Ltd.(c)	13,345	12,469
Indian Renewable Energy Development Agency Ltd.	3,656	4,582
Indraprastha Gas Ltd.	1,855	2,955
Indus Towers Ltd.(a)	8,979	36,804
IndusInd Bank Ltd.	3,700	39,261
Info Edge India Ltd.	2,224	28,582
Infosys Ltd.	21,785	258,023
InterGlobe Aviation Ltd.(c)	1,506	81,617
ITC Ltd.	20,989	61,813
Jindal Stainless Ltd.	2,207	16,996
Jindal Steel Ltd.	2,658	30,710

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
India — 12.1% (continued)
Jio Financial Services Ltd.	20,870	56,095
JK Cement Ltd.	246	14,036
JSW Energy Ltd.	2,820	16,393
JSW Infrastructure Ltd.	1,497	4,901
JSW Steel Ltd.	5,824	77,519
Jubilant Foodworks Ltd.	3,384	15,543
Kalyan Jewellers India Ltd.	2,532	16,256
Kaynes Technology India Ltd.(a)	42	1,675
Knowledge Realty Trust	5,311	6,590
Kotak Mahindra Bank Ltd.	38,242	156,431
KPIT Technologies Ltd.	1,258	7,890
L&T Finance Ltd.	5,444	17,759
L&T Technology Services Ltd.(c)	112	4,173
Larsen & Toubro Ltd.	4,588	189,401
Laurus Labs Ltd.(c)	2,606	49,605
Lenskart Solutions Ltd.(a)	1,700	10,002
LG Electronics India Ltd.(a)	621	9,701
Life Insurance Corp. of India	2,988	13,300
Linde India Ltd.	145	10,250
Lloyds Metals & Energy Ltd.	685	14,696
Lodha Developers Ltd.(c)	2,119	27,626
LTM Ltd.(c)	494	22,584
Lupin Ltd.	1,757	44,470
Mahindra & Mahindra Financial Services Ltd.	3,197	12,925
Mahindra & Mahindra Ltd.	6,198	220,761
MakeMyTrip Ltd.(a),(b)	240	13,668
Mankind Pharma Ltd.	604	15,633
Marico Ltd.	3,399	31,015
Maruti Suzuki India Ltd.	812	121,134
Max Financial Services Ltd.(a)	1,659	26,063
Max Healthcare Institute Ltd.	5,173	59,556
Mazagon Dock Shipbuilders Ltd.	393	9,810
Meesho Ltd.(a)	3,849	7,349
Motilal Oswal Financial Services Ltd.	1,103	9,849
Mphasis Ltd.	642	15,760
MRF Ltd.	12	16,698
Multi Commodity Exchange of India, Ltd.	837	23,617
Muthoot Finance Ltd.	715	23,377
National Aluminium Co. Ltd.	5,934	21,770
Nestle India Ltd.	4,239	67,067
NHPC Ltd.	18,844	15,549
Nippon Life India Asset Management Ltd.(c)	1,077	13,109
NMDC Ltd.	20,669	18,422
NTPC Green Energy Ltd.(a)	5,764	5,439
NTPC Ltd.	29,116	105,964
Oberoi Realty Ltd.	879	16,837
Oil & Natural Gas Corp. Ltd.	18,914	48,076
Oil India Ltd.	3,824	18,380
One 97 Communications Ltd.(a)	2,822	39,721
Oracle Financial Services Software Ltd.	172	20,164
Page Industries Ltd.	37	15,657

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
India — 12.1% (continued)
Patanjali Foods Ltd.	1,982	7,366
PB Fintech Ltd.(a)	2,440	40,954
Persistent Systems Ltd.	744	43,268
Petronet LNG Ltd.	4,673	13,750
PI Industries Ltd.	577	16,637
Pidilite Industries Ltd.	1,733	29,267
Polycab India Ltd.	326	31,114
Power Finance Corp. Ltd.	9,731	43,278
Power Grid Corp. of India Ltd.	31,396	93,532
Premier Energies Ltd.(c)	745	7,981
Prestige Estates Projects Ltd.	1,120	18,971
Procter & Gamble Hygiene & Health Care Ltd.	100	9,007
Punjab National Bank	13,813	16,317
Rail Vikas Nigam Ltd.	3,545	8,377
REC Ltd.	9,278	36,265
Reliance Industries Ltd.	41,048	562,622
Samvardhana Motherson International Ltd.	29,719	46,954
SBI Cards & Payment Services Ltd.	1,297	8,974
SBI Life Insurance Co. Ltd.(c)	2,900	57,201
Schaeffler India Ltd.	281	12,013
Shree Cement Ltd.	57	15,565
Shriram Finance Ltd.	10,067	110,435
Siemens Energy India Ltd.	597	20,215
Siemens Ltd.	641	25,260
SJVN Ltd.	8,527	6,132
Solar Industries India Ltd.	166	31,996
Sona BLW Precision Forgings Ltd.(c)	2,994	24,143
SRF Ltd.	1,092	30,014
State Bank of India	12,459	134,155
Steel Authority of India Ltd.	7,210	12,773
Sun Pharmaceutical Industries Ltd.	6,948	144,946
Sundaram Finance Ltd.	421	20,586
Supreme Industries Ltd.	437	15,871
Suzlon Energy Ltd.(a)	79,089	39,795
Swiggy Ltd.(a)	8,816	26,320
Tata Capital Ltd.	2,456	9,405
Tata Communications Ltd.	845	15,555
Tata Consultancy Services Ltd.	5,971	148,037
Tata Elxsi Ltd.	145	5,582
Tata Global Beverages Ltd.	4,066	46,155
Tata Investment Corp. Ltd.	918	6,537
Tata Motors Ltd.	12,471	57,091
Tata Motors Passenger Vehicles Limited	12,320	43,869
Tata Steel Ltd.	51,270	101,927
Tata Technologies Ltd.	1,737	13,611
Tech Mahindra Ltd.	3,735	64,640
The Indian Hotels Co. Ltd.	6,310	48,842
The Phoenix Mills Ltd.	1,274	25,280
The Tata Power Company Ltd.	11,192	44,655
Thermax Ltd.	92	4,152
Titan Co. Ltd.	2,525	129,014

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
India — 12.1% (continued)
Torrent Pharmaceuticals Ltd.	646	34,683
Torrent Power Ltd.	1,235	18,293
Trent Ltd.	1,895	59,699
Tube Investments of India Ltd.	468	13,503
TVS Motor Co. Ltd.	1,639	74,089
UltraTech Cement Ltd.	811	101,172
Union Bank of India Ltd.	10,890	19,544
United Breweries Ltd.	722	10,736
United Spirits Ltd.	2,300	36,541
UNO Minda Ltd.	1,064	13,164
UPL Ltd.	3,816	24,168
Varun Beverages Ltd.	9,815	45,498
Vedanta Aluminium Metal Ltd.(a)	9,660	45,984
Vedanta Ltd.	8,643	23,937
Vedanta Power Ltd.(a)	721	261
Vishal Mega Mart Ltd.(a)	17,421	19,554
Vodafone Idea Ltd.(a)	187,512	25,568
Voltas Ltd.	1,738	24,206
Waaree Energies Ltd.	734	20,618
Wipro Ltd.	17,394	33,479
Yes Bank Ltd.(a)	90,582	21,617
Zydus Lifesciences Ltd.	1,825	21,552
		10,790,969
Indonesia — .8%
Adaro Andalan Indonesia PT	9,300	4,768
Adaro Minerals Indonesia Tbk PT	53,400	4,496
Alamtri Resources Indonesia Tbk PT	67,700	9,255
Amman Mineral Internasional PT(a)	88,000	20,051
ANTAM Persero Tbk PT	72,500	11,604
Astra International Tbk PT	149,400	42,344
Bank Central Asia Tbk PT	365,400	128,440
Bank Mandiri Persero Tbk PT	239,200	55,699
Bank Negara Indonesia Persero Tbk PT	89,700	17,597
Bank Rakyat Indonesia Persero Tbk PT	443,300	74,893
Barito Pacific Tbk PT	189,444	19,425
Barito Renewables Energy Tbk PT	15,300	2,848
Bumi Resources Minerals Tbk PT(a)	645,000	20,073
Bumi Resources Tbk PT(a)	1,119,200	10,263
Chandra Asri Pacific Tbk PT	7,900	948
Chandra Daya Investasi Tbk PT	93,500	3,404
Charoen Pokphand Indonesia Tbk PT	70,700	12,927
Dian Swastatika Sentosa Tbk PT(a)	213,900	10,104
Ekamas Mora Republik Tbk PT(a)	55,800	19,381
Elang Mahkota Teknologi Tbk PT	116,100	3,420
GoTo Gojek Tokopedia Tbk PT(a)	6,140,400	17,062
Impack Pratama Industri Tbk PT(a)	90,900	7,805
Indofood CBP Sukses Makmur Tbk PT	29,200	11,319
Indofood Sukses Makmur Tbk PT	23,400	9,071
Indosat Tbk PT	38,100	4,023
Kalbe Farma Tbk PT	202,500	8,159
Merdeka Copper Gold Tbk PT	93,900	14,194

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Indonesia — .8% (continued)
Merdeka Gold Resources Tbk PT(a)	38,100	13,975
Nanshan Aluminium International Holdings Ltd.	1,400	4,853
Pantai Indah Kapuk Dua Tbk PT	20,100	6,982
Petrindo Jaya Kreasi Tbk PT(a)	134,000	4,952
Petrosea Tbk PT(a)	17,800	4,659
Sumber Alfaria Trijaya Tbk PT	143,100	10,537
Telekomunikasi Indonesia Persero Tbk PT	343,100	50,147
Transcoal Pacific Tbk PT	6,900	1,937
Trimegah Bangun Persada Tbk PT	64,000	3,183
Unilever Indonesia Tbk PT	45,200	4,408
United Tractor Tbk PT	11,800	15,706
Vale Indonesia Tbk PT	15,500	4,544
XLSMART Telecom Sejahtera Tbk PT	38,300	5,194
		674,650
Ireland — .5%
PDD Holdings, Inc., ADR(a)	5,269	466,623
Kuwait — .6%
Al Ahli Bank of Kuwait KSCP	7,192	6,230
Boubyan Bank KSCP	13,078	27,221
Gulf Bank KSCP	19,219	21,865
Kuwait Finance House KSCP	95,976	243,507
Mabanee Co. KPSC	6,866	20,594
Mobile Telecommunications Co. KSCP	11,237	21,682
National Bank of Kuwait SAKP	60,319	167,271
Warba Bank KSCP	20,502	18,488
		526,858
Luxembourg — .0%
Reinet Investments SCA	1,071	29,055
Malaysia — 1.2%
99 Speed Mart Retail Holdings Bhd	11,300	10,121
AMMB Holdings Bhd	16,000	26,468
Axiata Group Bhd	19,400	9,447
CelcomDigi Bhd	12,400	9,042
CIMB Group Holdings Bhd	54,429	105,089
Dialog Group Bhd	30,700	14,875
Fraser & Neave Holdings Bhd	1,100	7,510
Gamuda Bhd	31,161	32,560
Genting Bhd	13,300	6,900
Genting Malaysia Bhd	24,400	10,449
Hong Leong Bank Bhd	4,700	25,349
IHH Healthcare Bhd	14,200	29,015
IJM Corp. Bhd	20,500	12,040
IOI Corp. Bhd	19,900	21,573
IOI Properties Group Bhd	10,500	9,738
KLCCP Stapled Group	4,200	9,065
KPJ Healthcare Bhd	10,100	7,662
Kuala Lumpur Kepong Bhd	3,200	16,460
Malayan Banking Bhd	41,599	110,958
Maxis Bhd	10,600	9,597
MISC Bhd	13,300	26,004
Mr. DIY Group M Bhd(c)	15,550	6,012

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Malaysia — 1.2% (continued)
Nestle Malaysia Bhd	400	9,896
Petronas Chemicals Group Bhd	15,200	17,780
Petronas Dagangan Bhd	700	3,344
Petronas Gas Bhd	4,500	19,315
PPB Group Bhd	5,300	12,178
Press Metal Aluminium Holdings Bhd	25,800	50,255
Public Bank Bhd	106,600	134,864
QL Resources Bhd	14,500	14,193
RHB Bank Bhd	15,717	32,884
SD Guthrie Bhd	12,700	20,418
Sime Darby Bhd	11,900	6,290
Sime Darby Property Bhd	17,300	5,715
Sunway Bhd	16,100	20,802
Telekom Malaysia Bhd	17,200	32,620
Tenaga Nasional Bhd	17,600	62,880
TIME dotCom Bhd	7,400	10,865
United Plantations Bhd	1,850	15,265
Westports Holdings Bhd	9,942	17,346
YTL Corp. Bhd	29,920	14,204
YTL Power International Bhd	21,440	21,931
		1,038,979
Mexico — 1.8%
America Movil SAB de CV	110,607	140,248
Arca Continental SAB de CV	2,792	31,833
Cemex SAB de CV	107,139	126,835
Coca-Cola Femsa SAB de CV	3,543	38,378
El Puerto de Liverpool SAB de CV	1,364	8,170
Fibra Uno Administracion SA de CV	19,992	35,962
Fomento Economico Mexicano SAB de CV	12,379	158,355
Gruma SAB de CV, Cl. B	1,315	19,571
Grupo Aeroportuario del Centro Norte SAB de CV	1,776	23,650
Grupo Aeroportuario del Pacifico SAB de CV, Cl. B	2,652	57,569
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,213	33,459
Grupo Bimbo SAB de CV	10,315	36,907
Grupo Carso SAB de CV	3,851	32,778
Grupo Comercial Chedraui SA de CV	3,476	18,075
Grupo Financiero Banorte SAB de CV, Cl. O	19,233	221,302
Grupo Financiero Inbursa SAB de CV, Cl. O	13,437	34,564
Grupo Mexico SAB de CV	22,084	265,116
Industrias Penoles SAB de CV	1,340	61,503
Kimberly-Clark de Mexico SAB de CV, Cl. A	12,946	29,988
Prologis Property Mexico SA de CV	7,426	33,179
Promotora y Operadora de Infraestructura SAB de CV	1,523	24,090
Vista Energy SAB de CV, ADR(a)	560	39,452
Wal-Mart de Mexico SAB de CV	30,699	89,105
		1,560,089
Netherlands — .0%
JBS NV, Cl. A	2,359	33,073
Philippines — .3%
Aboitiz Power Corp.	16,100	11,256
Ayala Corp.	1,190	9,943

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Philippines — .3% (continued)
Ayala Land, Inc.	23,600	6,515
Bank of the Philippine Islands	15,782	26,424
BDO Unibank, Inc.	15,523	31,568
Globe Telecom, Inc.	255	7,539
International Container Terminal Services, Inc.	5,640	88,718
JG Summit Holdings, Inc.	20,900	7,596
Jollibee Foods Corp.	2,830	6,879
Manila Electric Co.	2,270	17,798
Metropolitan Bank & Trust Co.	16,440	17,643
PLDT, Inc.	835	16,585
SM Investments Corp.	2,625	25,491
SM Prime Holdings, Inc.	55,600	16,620
		290,575
Qatar — .5%
Al Rayan Bank	30,668	16,762
Dukhan Bank	2,373	2,118
Estithmar Holding QPSC(a)	5,691	6,596
Industries Qatar QSC	14,094	40,799
Mesaieed Petrochemical Holding Co.	66,415	19,955
Nebras Energy	3,178	12,901
Ooredoo QPSC	7,594	26,071
Qatar Fuel QSC	4,652	17,760
Qatar Gas Transport Co. Ltd.	24,327	27,594
Qatar International Islamic Bank QSC	8,101	24,074
Qatar Islamic Bank SAQ	11,194	66,592
Qatar National Bank QPSC	31,484	143,282
The Commercial Bank PSQC	21,653	24,502
		429,006
Russia — .0%
Alrosa PJSC(a),(d)	11,270	0
Gazprom PJSC(a),(d)	67,050	0
GMK Norilsk Nickel PJSC(a),(d)	34,100	0
LUKOIL PJSC(a),(d)	2,071	0
Magnitogorsk Iron & Steel Works PJSC(a),(d)	5,210	0
Novatek PJSC(a),(d)	5,535	0
Novolipetsk Steel PJSC(a),(d)	6,530	0
PhosAgro PJSC(a),(d)	229	0
PIK Group PJSC(a),(d)	401	0
Polyus PJSC(a),(d)	1,810	0
Rosneft Oil Co. PJSC(a),(d)	13,131	0
Sberbank of Russia PJSC(a),(d)	59,440	0
Severstal PJSC(a),(d)	859	0
Surgutneftegas PJSC(a),(d)	45,300	0
Tatneft PJSC(a),(d)	7,934	0
United Co. RUSAL International PJSC(a),(d)	10,710	0
VTB Bank PJSC(a),(d)	4,246	0
		0
Saudi Arabia — 2.4%
ACWA Power Co.(a)	1,579	78,876
Ades Holding Co.	3,320	14,710
Al Rajhi Bank	20,172	335,976

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Saudi Arabia — 2.4% (continued)
Alinma Bank	10,631	66,127
Almarai Co. JSC	2,028	25,056
Arab National Bank	6,788	39,222
Arabian Internet & Communications Services Co.	234	13,390
Bank AlBilad	5,421	35,495
Bank Al-Jazira	4,718	15,264
Banque Saudi Fransi	8,543	44,950
Bupa Arabia for Cooperative Insurance Co.	522	21,822
Dar Al Arkan Real Estate Development Co.(a)	3,716	18,197
Dr. Sulaiman Al Habib Medical Services Group Co.	592	37,044
Electrical Industries Co.	3,576	13,474
Elm Co.	212	38,274
Etihad Etisalat Co.	2,635	43,607
Jabal Omar Development Co.(a)	3,791	16,151
Jarir Marketing Co.	4,704	20,818
Makkah Construction & Development Co.	668	14,577
Mouwasat Medical Services Co.	485	8,033
Nahdi Medical Co.	477	12,073
Rabigh Refining & Petrochemical Co.(a)	3,358	13,296
Riyad Bank	12,908	69,911
Riyadh Cables Group Co.	432	11,480
Sahara International Petrochemical Co.	2,509	8,505
SAL Saudi Logistics Services	261	12,023
Saudi Arabian Fertilizer Co.	1,630	53,342
Saudi Arabian Mining Co.(a)	9,685	145,965
Saudi Arabian Oil Co.(c)	39,218	276,526
Saudi Aramco Base Oil Co.	354	11,943
Saudi Awwal Bank	7,336	66,103
Saudi Basic Industries Corp.	5,810	76,734
Saudi Energy Co.	4,551	20,540
Saudi Industrial Investment Group	2,323	7,392
Saudi Tadawul Group Holding Co.	363	11,464
Saudi Telecom Co.	13,361	153,480
The Company for Cooperative Insurance	563	18,379
The Saudi Investment Bank	4,180	15,427
The Saudi National Bank	20,024	209,011
Umm Al Qura for Development & Construction Co.(a)	4,702	20,521
Yanbu National Petrochemical Co.	2,100	17,167
		2,132,345
Singapore — .2%
BOC Aviation Ltd.(c)	1,600	15,793
Trip.com Group Ltd.(a)	4,350	203,254
		219,047
South Africa — 2.5%
Absa Group Ltd.	5,251	72,306
Bid Corp. Ltd.	2,374	64,944
Bidvest Group Ltd.	2,374	35,581
Capitec Bank Holdings Ltd.	603	171,745
Clicks Group Ltd.	1,662	22,146
Discovery Ltd.	4,084	64,688
Exxaro Resources Ltd.	1,526	18,784

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
South Africa — 2.5% (continued)
FirstRand Ltd.	34,775	207,332
Gold Fields Ltd.	6,051	196,615
Harmony Gold Mining Co. Ltd.	3,871	60,940
Impala Platinum Holdings Ltd.	5,836	63,320
Investec Ltd.	924	8,008
Kumba Iron Ore Ltd.	520	8,245
MTN Group Ltd.	11,495	142,354
Naspers Ltd., Cl. N	5,228	274,009
Nedbank Group Ltd.	3,072	51,903
Northam Platinum Holdings Ltd.	2,317	33,057
Old Mutual Ltd.	30,509	24,627
OUTsurance Group Ltd.	5,066	25,282
Pepkor Holdings Ltd.(c)	23,273	29,936
Remgro Ltd.	3,716	43,643
Sanlam Ltd.	12,429	65,993
Sasol Ltd.(a)	3,852	45,215
Shoprite Holdings Ltd.	3,355	58,176
Sibanye Stillwater Ltd.	17,593	38,138
Standard Bank Group Ltd.	9,435	187,671
Valterra Platinum Ltd.	1,818	136,176
Vodacom Group Ltd.	4,223	40,834
Woolworths Holdings Ltd./South Africa	5,360	15,214
		2,206,882
South Korea — 18.7%
ABLBio, Inc.(a)	280	13,119
Alteogen, Inc.	266	57,558
Amorepacific Corp.	204	18,601
APR Corp.	165	37,034
BNK Financial Group, Inc.	2,072	22,047
Celltrion, Inc.	1,129	147,846
CJ CheilJedang Corp.	23	3,088
CJ Corp.	102	9,258
Coway Co. Ltd.	392	25,158
DB HiTek Co. Ltd.	266	15,504
DB Insurance Co. Ltd.	292	32,155
Doosan Bobcat, Inc.	395	16,568
Doosan Co. Ltd.	48	39,391
Doosan Enerbility Co. Ltd.(a)	2,965	139,547
Doosan Robotics, Inc.(a)	148	6,395
Ecopro BM Co. Ltd.	318	23,085
Ecopro Co. Ltd.	704	39,059
Ecopro Materials Co. Ltd.(a)	242	5,466
GS Holdings Corp.	345	21,537
Hana Financial Group, Inc.	1,825	160,521
Hanjin Kal Corp.	199	15,591
Hankook Tire & Technology Co. Ltd.	520	24,656
Hanmi Pharm Co. Ltd.	42	9,825
Hanmi Semiconductor Co. Ltd.	307	46,189
Hanwha Aerospace Co. Ltd.	235	151,150
Hanwha Corp.	210	12,343
Hanwha Ocean Co. Ltd.(a)	771	46,075

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
South Korea — 18.7% (continued)
Hanwha Solutions Corp.(a)	853	15,257
Hanwha Systems Co. Ltd.	439	19,245
HD Hyundai Co. Ltd.	298	41,720
HD Hyundai Electric Co. Ltd.	147	70,525
HD Hyundai Heavy Industries Co. Ltd.	225	75,910
HD Hyundai Marine Solution Co. Ltd.	96	12,390
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	318	85,762
HLB Co. Ltd.(a)	835	17,922
HMM Co. Ltd.	1,622	23,835
HYBE Co. Ltd.	147	17,405
Hyosung Heavy Industries Corp.	36	61,031
Hyundai Autoever Corp.	57	14,573
Hyundai Engineering & Construction Co. Ltd.	544	36,096
Hyundai Glovis Co. Ltd.	252	35,351
Hyundai Mobis Co. Ltd.	421	140,560
Hyundai Motor Co.	992	269,970
Hyundai Rotem Co. Ltd.	513	48,108
Hyundai Steel Co.	583	10,775
Industrial Bank of Korea	1,448	20,973
Kakao Corp.	1,934	50,734
KakaoBank Corp.	1,368	21,206
Kakaopay Corp.(a)	304	9,084
KB Financial Group, Inc.	2,390	282,468
KCC Corp.	28	7,620
KEPCO Engineering & Construction Co. Inc.	153	9,551
Kia Corp.	1,636	151,356
KIWOOM Securities Co. Ltd.	104	21,410
Korea Aerospace Industries Ltd.	491	43,841
Korea Electric Power Corp.	1,627	39,714
Korea Investment Holdings Co. Ltd.	288	41,714
Korea Zinc Co. Ltd.	58	40,641
Korean Air Lines Co. Ltd.	1,148	20,855
Krafton, Inc.	214	36,475
KT Corp.	445	16,199
KT&G Corp.	685	86,051
L&F Co. Ltd.(a)	202	10,385
LG Chem Ltd.	305	55,194
LG CNS Co. Ltd.	261	11,442
LG Corp.	615	43,611
LG Display Co. Ltd.(a)	2,022	13,062
LG Electronics, Inc.	780	88,685
LG Energy Solution Ltd.(a)	265	60,967
LG H&H Co. Ltd.	48	9,663
LG Innotek Co. Ltd.	107	38,576
LG Uplus Corp.	543	5,629
LIG Defense & Aerospace Co. Ltd.	87	42,655
LigaChem Biosciences, Inc.(a)	182	11,170
Lotte Chemical Corp.	106	4,201
LS Corp.	127	23,784
LS Electric Co. Ltd.	526	68,180
Meritz Financial Group, Inc.(a)	513	44,618

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
South Korea — 18.7% (continued)
Mirae Asset Daewoo Co. Ltd.	1,438	34,848
NAVER Corp.	901	131,450
NC Corp.	88	14,474
Netmarble Corp.(c)	61	1,639
NH Investment & Securities Co. Ltd.	822	16,432
Orion Corp.	132	12,203
Peptron, Inc.(a)	146	13,087
POSCO Future M Co. Ltd.	248	23,953
POSCO Holdings, Inc.	487	106,746
POSCO ICT Co. Ltd.	416	5,620
POSCO International Corp.	282	10,325
Rainbow Robotics(a)	60	18,223
Sam Chun Dang Pharm Co. Ltd.	103	10,808
Samsung Biologics Co. Ltd.(a),(c)	83	86,452
Samsung C&T Corp.	572	141,024
Samsung Card Co. Ltd.	125	4,121
Samsung Electro-Mechanics Co. Ltd.	384	307,588
Samsung Electronics Co. Ltd.	32,320	5,950,761
Samsung Engineering Co. Ltd.	1,208	37,112
Samsung Episholdings Co. Ltd.(a)	47	12,362
Samsung Fire & Marine Insurance Co. Ltd.	211	93,534
Samsung Heavy Industries Co. Ltd.(a)	4,545	68,062
Samsung Life Insurance Co. Ltd.	536	117,110
Samsung SDI Co. Ltd.(a)	443	123,358
Samsung SDS Co. Ltd.	273	39,446
Samsung Securities Co. Ltd.	396	27,720
Samyang Foods Co. Ltd.	28	22,939
Shinhan Financial Group Co. Ltd.	3,059	216,063
SK Biopharmaceuticals Co. Ltd.(a)	223	12,357
SK hynix, Inc.	3,926	4,730,917
SK Innovation Co. Ltd.(a)	478	37,048
SK Square Co. Ltd.	604	439,750
SK Telecom Co. Ltd.	622	35,513
SK, Inc.	246	96,109
SKC Co. Ltd.(a)	173	8,761
S-Oil Corp.	287	25,626
Woori Financial Group, Inc.	4,148	97,757
Yuhan Corp.	395	20,364
		16,718,577
Switzerland — .0%
Allwyn AG	1,338	20,536
Taiwan — 25.4%
Accton Technology Corp.	3,000	197,252
Advantech Co. Ltd.	2,928	51,006
Airtac International Group	1,046	42,883
Alchip Technologies Ltd.	500	47,341
ASE Technology Holding Co. Ltd.	26,000	446,487
Asia Cement Corp.	5,000	5,105
Asia Vital Components Co. Ltd.	2,000	143,569
ASPEED Technology, Inc.	220	98,874
Asustek Computer, Inc.	4,000	100,251

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Taiwan — 25.4% (continued)
AUO Corp.	44,600	33,396
Bizlink Holding, Inc.	1,000	64,977
Caliway Biopharmaceuticals Co. Ltd.(a)	8,000	25,496
Catcher Technology Co. Ltd.	3,000	16,987
Cathay Financial Holding Co. Ltd.	63,836	200,481
Chailease Holding Co. Ltd.	8,432	29,090
Chang Hwa Commercial Bank Ltd.	37,197	29,003
Cheng Shin Rubber Industry Co. Ltd.	5,000	4,711
Chicony Electronics Co. Ltd.	3,000	9,839
China Airlines Ltd.	22,000	15,248
China Steel Corp.	84,000	49,253
Chroma ATE, Inc.	3,000	194,932
Chunghwa Telecom Co. Ltd.	26,000	112,225
Compal Electronics, Inc.	28,000	31,189
Compeq Manufacturing Co. Ltd.	6,169	32,258
CTBC Financial Holding Co. Ltd.	111,000	222,900
Delta Electronics, Inc.	14,000	710,418
E Ink Holdings, Inc.	6,000	35,088
E.Sun Financial Holding Co. Ltd.	99,449	118,930
Eclat Textile Co. Ltd.	1,000	10,706
Elite Material Co. Ltd.	2,000	293,635
Eva Airways Corp.	18,000	24,116
Evergreen Marine Corp. Taiwan Ltd.	7,600	47,972
Far Eastern New Century Corp.	6,000	5,040
Far EasTone Telecommunications Co. Ltd.	13,000	42,235
First Financial Holding Co. Ltd.	71,459	81,256
FIT Hon Teng Ltd.(a),(c)	13,000	7,792
Formosa Chemicals & Fibre Corp.	23,000	40,849
Formosa Petrochemical Corp.	11,000	24,097
Formosa Plastics Corp.	31,000	52,755
Fortune Electric Co. Ltd.	1,320	28,794
Fubon Financial Holding Co. Ltd.	54,051	217,415
Gigabyte Technology Co. Ltd.	4,000	41,647
Global Unichip Corp.	500	58,866
Globalwafers Co. Ltd.	2,000	52,910
Gold Circuit Electronics Ltd.	2,000	49,073
Hon Hai Precision Industry Co. Ltd.	84,000	651,072
Hon Precision, Inc.	511	97,713
Hotai Motor Co. Ltd.	2,120	36,603
Hua Nan Financial Holdings Co. Ltd.	62,631	84,686
Innolux Corp.	55,760	78,501
International Games System Co. Ltd.	1,700	40,818
Inventec Corp.	17,000	32,507
Jentech Precision Industrial Co. Ltd.	1,000	106,594
KGI Financial Holding Co. Ltd.	115,050	109,821
King Slide Works Co. Ltd.	500	121,446
King Yuan Electronics Co. Ltd.	8,400	58,090
Largan Precision Co. Ltd.	752	93,887
Lite-On Technology Corp.	15,000	97,002
Lotes Co. Ltd.	1,000	57,397
MediaTek, Inc.	10,800	1,187,970

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Taiwan — 25.4% (continued)
Mega Financial Holding Co. Ltd.	82,945	136,278
Minth Group Ltd.	6,300	22,222
MPI Corp.	500	81,686
Nan Ya Plastics Corp.	40,000	197,407
Nan Ya Printed Circuit Board Corp.	1,000	28,466
Nanya Technology Corp.	8,000	89,235
Nien Made Enterprise Co. Ltd.	1,000	11,789
Novatek Microelectronics Corp.	4,000	64,235
Pegatron Corp.	15,000	39,172
PharmaEssentia Corp.	1,352	44,343
Phison Electronics Corp.	1,000	50,744
Pou Chen Corp.	16,000	11,857
Powerchip Semiconductor Manufacturing Corp.(a)	23,000	38,785
Powertech Technology, Inc.	5,000	36,434
President Chain Store Corp.	1,000	6,931
Quanta Computer, Inc.	18,000	162,350
Realtek Semiconductor Corp.	3,000	63,399
Shihlin Electric & Engineering Corp.	2,000	12,067
SinoPac Financial Holdings Co. Ltd.	92,633	116,368
Synnex Technology International Corp.	9,000	26,093
TA Chen Stainless Pipe	17,617	23,548
Taichung Commercial Bank Co. Ltd.	25,831	16,385
Taiwan Business Bank	46,576	26,229
Taiwan Cooperative Financial Holding Co. Ltd.	64,401	54,998
Taiwan High Speed Rail Corp.	5,000	4,030
Taiwan Mobile Co. Ltd.	13,000	45,252
Taiwan Semiconductor Manufacturing Co. Ltd.	166,000	12,455,521
TCC Group Holdings Co. Ltd.	47,117	35,426
Teco Electric and Machinery Co. Ltd.	13,000	26,065
The Shanghai Commercial & Savings Bank Ltd.	24,922	35,048
Tripod Technology Corp.	4,000	45,670
TS Financial Holding Co. Ltd.	156,502	174,085
Unimicron Technology Corp.	8,180	199,191
Uni-President Enterprises Corp.	33,000	75,355
United Microelectronics Corp.	82,000	307,002
Vanguard International Semiconductor Corp.	7,006	32,842
VisEra Technologies Co. Ltd.	1,000	13,104
Walsin Lihwa Corp.	23,968	23,324
Wan Hai Lines Ltd.	8,000	20,966
Winbond Electronics Corp.	23,000	92,515
Wistron Corp.	21,000	114,360
Wiwynn Corp.	824	137,423
WPG Holdings Ltd.	12,000	41,771
WT Microelectronics Co. Ltd.	5,593	34,005
Yageo Corp.	11,940	185,460
Yang Ming Marine Transport Corp.	13,000	20,434
Yuanta Financial Holding Co. Ltd.	67,935	143,147
Zhen Ding Technology Holding Ltd.	5,000	63,972
		22,689,443
Thailand — 1.4%
Advanced Info Service PCL, NVDR	7,900	89,900

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Thailand — 1.4% (continued)
Airports of Thailand PCL, NVDR	28,600	54,601
Asset World Corp. PCL, NVDR	115,900	10,274
Bangkok Dusit Medical Services PCL, NVDR	78,700	45,251
Bangkok Expressway & Metro PCL, NVDR	70,000	14,150
Banpu PCL, NVDR	56,500	9,814
Bumrungrad Hospital PCL, NVDR	4,100	23,022
Cal-Comp Electronics Thailand PCL, NVDR	24,700	6,139
Central Pattana PCL, NVDR	22,500	46,492
Central Retail Corp. PCL, NVDR	24,600	19,707
Charoen Pokphand Foods PCL, NVDR	22,100	14,891
Com7 PCL, NVDR	6,700	6,120
CP ALL PCL, NVDR	22,000	31,624
CP Axtra PCL, NVDR	2,747	1,226
Delta Electronics Thailand PCL, NVDR	32,700	272,235
Electricity Generating PCL, NVDR	2,600	10,472
Global Power Synergy PCL, NVDR	3,300	5,114
Gulf Development PCL, NVDR	27,916	55,803
Home Product Center PCL, NVDR	49,400	9,616
Indorama Ventures PCL, NVDR	12,300	8,140
Kasikornbank PCL, NVDR	4,300	31,420
Krung Thai Bank PCL, NVDR	30,300	40,152
Krungthai Card PCL, NVDR	5,700	6,529
Minor International PCL, NVDR	27,200	19,223
Muangthai Capital PCL, NVDR	1,100	1,128
PTT Exploration & Production PCL, NVDR	8,400	37,481
PTT Global Chemical PCL, NVDR	18,500	20,360
PTT Oil & Retail Business PCL, NVDR	10,200	3,910
PTT PCL, NVDR	91,300	105,265
RATCH Group PCL, NVDR	11,300	13,028
SCB X PCL, NVDR	6,700	30,698
SCG Packaging PCL, NVDR	8,700	7,946
Thai Airways International PCL, NVDR	82,700	13,869
Thai Beverage PCL	59,700	21,391
Thai Life Insurance PCL, NVDR	16,400	5,746
Thai Oil PCL, NVDR	7,200	14,123
Thai Union Group PCL, NVDR	20,700	7,563
The Siam Cement PCL, NVDR	5,500	41,836
TISCO Financial Group PCL, NVDR	3,500	13,469
TMBThanachart Bank PCL, NVDR	192,700	17,659
True Corp. PCL, NVDR	69,800	30,100
		1,217,487
Turkey — .7%
AG Anadolu Grubu Holding A/S	1,847	1,380
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S(a)	6,061	4,267
Akbank TAS	19,715	26,301
Akcansa Cimento A/S	445	2,219
Akfen Yenilenebilir Enerji A/S(a)	2,382	1,197
Aksa Akrilik Kimya Sanayii A/S	12,328	3,372
Aksa Enerji Uretim A/S(a)	2,702	5,353
Alfa Solar Enerji Sanayi ve Ticaret A/S	648	560
Altinkilic Gida VE Sut Sanayi Ticaret A/S	484	4,038

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Turkey — .7% (continued)
Anadolu Anonim Turk Sigorta Sirketi	5,610	3,211
Anadolu Efes Biracilik ve Malt Sanayii A/S	13,890	6,395
Arcelik A/S(a)	2,146	4,391
Aselsan Elektronik Sanayi ve Ticaret A/S	8,240	59,340
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	3,216	19,997
Aygaz A/S	373	2,078
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi(a)	16,647	1,716
BIM Birlesik Magazalar A/S	6,087	49,984
Borusan Yatirim ve Pazarlama A/S	36	1,295
Can2 Termik A/S(a)	27,596	697
Cimsa Cimento Sanayi ve Ticaret A/S	646	610
Coca-Cola Icecek A/S	6,341	12,148
CVK Maden Isletmeleri Sanayi VE Ticaret A/S(a)	4,733	3,767
CW Enerji Muhendislik Ticaret ve Sanayi A/S(a)	2,231	1,596
DAP Gayrimenkul Gelistirme A/S(a)	7,775	1,422
Destek Finans Faktoring A/S(a),(b)	660	23,650
Dogan Sirketler Grubu Holding A/S	8,022	3,531
Dogus Otomotiv Servis ve Ticaret	1,281	5,132
Eczacibasi Yatirim Holding Ortakligi A/S	266	1,766
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	11,317	4,265
Enerjisa Enerji A/S(c)	2,131	4,883
Enerya Enerji A/S	17,045	3,303
Enka Insaat ve Sanayi A/S	4,842	8,925
Eregli Demir ve Celik Fabrikalari TAS	23,860	21,357
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S(a)	1,499	2,684
Ford Otomotiv Sanayi A/S(b)	5,224	8,805
Girisim Elektrik Taahhut Ticaret ve Sanayi A/S(a)	1,112	1,749
Gubre Fabrikalari TAS(a)	606	5,081
Haci Omer Sabanci Holding A/S	8,362	14,868
Hedef Holdings A/S(a)	1,664	10,656
Hektas Ticaret TAS(a),(b)	28,515	1,746
Investco Holding A/S(a)	294	4,429
Is Yatirim Menkul Degerler A/S	3,539	2,572
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Cl. D(a)	8,129	7,047
Katilimevim Tasarruf Finansman A/S	2,916	9,547
Kayseri Seker Fabrikasi A/S(a)	50,671	4,158
Kiler Holding A/S(a)	2,355	3,632
Koc Holding A/S	4,845	20,073
Kuyumcukent Gayrimenkul Yatirimlari A/S(a)	3,014	4,496
LDR Turizm A/S(a)	1,984	4,064
Mavi Giyim Sanayi ve Ticaret A/S, Cl. B(c)	5,233	4,308
MIA Teknoloji A/S(a)	1,795	1,164
Migros Ticaret A/S	760	10,003
MLP Saglik Hizmetleri A/S(a),(c)	642	5,471
Odine Solutions Teknoloji Ticaret VE Sanayi A/S(a)	212	11,152
Otokar Otomotiv ve Savunma Sanayi A/S(a)	295	1,893
Oyak Cimento Fabrikalari A/S	2,358	1,007
Pasifik Eurasia Lojistik Dis Ticaret A/S(a)	1,336	4,357
Pegasus Hava Tasimaciligi A/S(a)	1,747	5,626
Peker Gayrimenkul Yatirim Ortakligi A/S(a)	29,248	9,065
Petkim Petrokimya Holding A/S(a)	8,507	3,423

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
Turkey — .7% (continued)
Ral Yatirim Holding A/S(a)	645	3,278
Ronesans Gayrimenkul Yatirim A/S	871	3,673
Sasa Polyester Sanayi A/S(a)	131,536	6,836
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S(a)	4,638	1,044
Sok Marketler Ticaret A/S(a)	3,241	3,478
TAB Gida Sanayi Ve Ticaret A/S	1,124	5,750
TAV Havalimanlari Holding A/S	997	5,701
Tekfen Holding A/S	734	2,386
Tera Yatirim Menkul Degerler A/S(a)	1,526	5,780
Tera Yatirim Teknoloji Holding A/S(a)	6,372	6,436
TOFAS Turk Otomobil Fabrikasi A/S	1,105	6,336
Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,115	4,172
TR Anadolu Metal Madencilik Isletmeleri A/S(a)	1,534	4,019
Turk Altin Isletmeleri A/S(a)	7,723	7,176
Turk Hava Yollari	4,122	27,234
Turk Telekomunikasyon A/S(a)	285	306
Turk Traktor ve Ziraat Makineleri A/S(a)	404	3,504
Turkcell Iletisim Hizmetleri A/S	6,500	13,670
Turkiye Halk Bankasi A/S(a)	6,424	5,061
Turkiye Is Bankasi A/S, Cl. C	50,371	13,217
Turkiye Petrol Rafinerileri A/S	6,195	38,487
Turkiye Sigorta A/S	33,352	4,414
Turkiye Sinai Kalkinma Bankasi A/S	11,657	2,683
Turkiye Sise ve Cam Fabrikalari A/S	13,113	11,517
Ufuk Yatirim Yonetim ve Gayrimenkul A/S(a)	123	4,597
Ulker Biskuvi Sanayi A/S	1,184	2,150
Yapi ve Kredi Bankasi A/S(a)	23,202	15,994
YEO Teknoloji Enerji ve Endustri A/S(a)	2	1
		666,122
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	21,819	89,110
Abu Dhabi Islamic Bank PJSC	9,641	55,702
Abu Dhabi National Energy Co. PJSC	14,934	10,816
Abu Dhabi National Oil Co. for Distribution PJSC	21,498	23,413
ADNOC Drilling Co. PJSC	19,520	30,932
ADNOC Gas	46,233	41,540
Aldar Properties PJSC	25,558	51,703
Alpha Dhabi Holding PJSC	10,636	21,198
Borouge PLC	15,353	10,032
Dubai Electricity & Water Authority PJSC	59,019	44,030
Dubai Islamic Bank PJSC	20,370	40,321
Emaar Development PJSC	5,375	18,966
Emaar Properties PJSC	43,456	130,150
Emirates NBD Bank PJSC	16,884	138,831
Emirates Telecommunications Group Co. PJSC	24,767	137,295
First Abu Dhabi Bank PJSC	30,034	158,642
International Holding Co. PJSC(a)	5,919	615,622
Modon Holding PSC(a)	23,370	18,135
Two Point Zero Group PJSC(a)	23,025	12,538
		1,648,976

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.2% (continued)
United States — .2%
BeOne Medicines Ltd., Cl. H(a)	6,800	168,231
Total Equity Securities - Common Stocks (cost $56,538,103)		86,770,416

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 2.2%
Brazil — 1.1%
Axia Energia SA(a)	0.00	4,233	43,583
Banco Bradesco SA	1.56	34,012	123,780
Cia Energetica de Minas Gerais	1.14	11,255	25,032
Gerdau SA	0.68	9,480	46,834
Itau Unibanco Holding SA	3.45	37,491	317,526
Itausa SA	1.31	41,070	112,120
Petroleo Brasileiro SA	3.00	30,099	257,290
			926,165
Chile — .1%
Sociedad Quimica y Minera de Chile SA, Cl. B	1.03	993	67,057
Colombia — .1%
Grupo Argos SA	5.21	1,457	5,964
Grupo Aval Acciones y Valores SA	3.56	28,728	7,706
Grupo Cibest SA	3.17	3,375	79,908
Grupo de Inversiones Suramericana SA	3.96	1,042	14,802
			108,380
Russia — .0%
Sberbank of Russia PJSC(a),(d)	0.00	4,890	0
Surgutneftegas PJSC(a),(d)	0.00	37,000	0
Tatneft PJSC(a),(d)	0.00	266	0
			0
South Korea — .9%
Hyundai Motor Co.	5.04	224	31,580
Hyundai Motor Co.	5.09	140	19,600
LG Chem Ltd.	1.60	86	7,154
Samsung Electronics Co. Ltd.	0.62	5,587	748,487
Samsung Fire & Marine Insurance Co. Ltd.	4.85	27	7,253
			814,074
Total Equity Securities - Preferred Stocks (cost $906,158)			1,915,676

1-Day Yield (%)
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $1,259,723)	3.64	1,259,723	1,259,723

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $107,023)	3.64	107,023	107,023
Total Investments (cost $58,811,007)		100.9%	90,052,838
Liabilities, Less Cash and Receivables		(.9%)	(809,262)
Net Assets		100.0%	89,243,576

ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $502,145 and the value of the collateral was $530,525, consisting of cash collateral of $107,023 and U.S. Government & Agency securities valued at $423,502.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $3,353,403 or 3.8% of net assets.

(d)	The fund held Level 3 securities at July 31, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI Emerging Markets Index	8	9/18/2026	683,040	656,920	(26,120)
Gross Unrealized Depreciation					(26,120)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Emerging Markets Equity ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	86,770,416	—	0	86,770,416
Equity Securities - Preferred Stocks	1,915,676	—	0	1,915,676
Investment Companies	1,366,746	—	—	1,366,746
	90,052,838	—	0	90,052,838
Other Financial Instruments:
Futures††	(26,120)	—	—	(26,120)
	(26,120)	—	—	(26,120)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $31,215,711, consisting of $36,407,649 gross unrealized appreciation and $5,191,938 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.